PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96 .0%
Brazil : 3 .8%
347,408
Ambev SA
$ 906,784
0 .2
43,808
Atacadao SA
77,566
0.0
428,274  B3 SA - Brasil Bolsa
Balcao
1,045,433
0 .2
110,336
Banco Bradesco SA
277,237
0 .1
87,571  Banco BTG Pactual
SA
540,595
0 .1
64,302
Banco do Brasil SA
604,444
0 .1
25,603  Banco Santander
Brasil SA
132,789
0.0
51,428  BB Seguridade
Participacoes SA
320,034
0 .1
75,777
CCR SA
195,226
0.0
88,068  Centrais Eletricas
Brasileiras SA
644,406
0 .1
25,168  Cia de Saneamento
Basico do Estado de
Sao Paulo SABESP
306,880
0 .1
46,801  Cia Siderurgica
Nacional SA
113,405
0.0
92,210
Cosan SA
312,959
0 .1
16,802
CPFL Energia SA
113,082
0.0
16,409
Energisa S/A
152,908
0.0
63,277
(1)
Eneva SA
152,070
0.0
15,160  Engie Brasil Energia
SA
125,043
0.0
76,885
Equatorial Energia SA
491,300
0 .1
384,247
(1)(2)
Hapvida Participacoes
e Investimentos S/A
360,813
0 .1
30,128
Hypera SA
223,328
0 .1
55,307
Klabin SA
263,301
0 .1
67,165  Localiza Rent a Car
SA
784,352
0 .2
70,359
Lojas Renner SA
187,566
0.0
224,899
(1)
Magazine Luiza SA
96,196
0.0
66,667
(1)
Natura & Co. Holding
SA
193,507
0.0
273,285
Petroleo Brasileiro SA
2,051,316
0 .4
55,234
(1)
PRIO SA/Brazil
516,457
0 .1
88,361
Raia Drogasil SA
485,352
0 .1
41,260
(2)
Rede D'Or Sao Luiz
SA
208,740
0 .1
95,394
Rumo SA
434,407
0 .1
96,239  Sendas Distribuidora
S/A
233,391
0 .1
58,264
Suzano SA
626,855
0 .1
30,137
Telefonica Brasil SA
257,629
0 .1
59,763
TIM SA/Brazil
177,748
0.0
38,748
TOTVS SA
207,517
0.0
53,720  Ultrapar Participacoes
SA
200,707
0.0
248,433
Vale SA - Foreign
3,335,636
0 .7
84,252
Vibra Energia SA
316,790
0 .1
123,903
WEG SA
895,771
0 .2
18,569,540
3 .8
Chile : 0 .4%
3,349,243
Banco de Chile
341,049
0 .1
4,849  Banco de Credito e
Inversiones SA
124,170
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Chile: (continued)
4,960,875  Banco Santander
Chile
$ 229,719
0 .1
99,165
Cencosud SA
188,030
0 .1
9,100  Cia Cervecerias
Unidas SA
57,835
0.0
1,084,327  Cia Sud Americana de
Vapores SA
65,037
0.0
86,799
Empresas CMPC SA
159,806
0.0
29,448
Empresas Copec SA
208,769
0 .1
1,522,782
(1)
Enel Americas SA
174,786
0.0
2,064,466
Enel Chile SA
125,450
0.0
64,017
Falabella SA
143,054
0.0
1,817,705
0 .4
China : 29 .2%
37,000
(1)
360 Security
Technology, Inc. -
Class A
49,823
0.0
13,200  37 Interactive
Entertainment Network
Technology Group Co.
Ltd. - Class A
39,456
0.0
122,500
(2)
3SBio, Inc.
102,309
0.0
55,000  AAC Technologies
Holdings, Inc.
93,802
0.0
3,190  Advanced Micro-
Fabrication
Equipment, Inc. China
- Class A
66,012
0.0
13,700  AECC Aviation Power
Co. Ltd. - Class A
69,763
0.0
359,500  Agricultural Bank of
China Ltd. - Class A
177,353
0 .1
2,158,000  Agricultural Bank of
China Ltd. - Class H
802,483
0 .2
38,191  Aier Eye Hospital
Group Co. Ltd. - Class
A
94,547
0.0
192,000
(1)
Air China Ltd. - Class
H
129,302
0.0
11,000  Airtac International
Group
334,209
0 .1
37,000
(1)(2)
Akeso, Inc.
169,558
0 .1
1,202,300
(1)
Alibaba Group Holding
Ltd.
13,035,561
2 .7
402,000
(1)(3)
Alibaba Health
Information
Technology Ltd.
248,376
0 .1
80,800  Aluminum Corp. of
China Ltd. - Class A
69,683
0.0
248,000  Aluminum Corp. of
China Ltd. - Class H
137,956
0.0
6,800  Angel Yeast Co. Ltd. -
Class A
31,394
0.0
22,000  Anhui Conch Cement
Co. Ltd. - Class A
78,749
0.0
86,500  Anhui Conch Cement
Co. Ltd. - Class H
228,850
0 .1
1,300  Anhui Gujing Distillery
Co. Ltd. - Class A
48,538
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
7,843  Anhui Gujing Distillery
Co. Ltd. - Class B
$ 131,454
0.0
4,500  Anhui Kouzi Distillery
Co. Ltd. - Class A
32,036
0.0
2,400  Anhui Yingjia Distillery
Co. Ltd. - Class A
24,281
0.0
2,100  Anjoy Foods Group
Co. Ltd. - Class A
35,801
0.0
93,000  ANTA Sports Products
Ltd.
1,040,609
0 .2
2,400  Asymchem
Laboratories Tianjin
Co. Ltd. - Class A
50,005
0.0
5,119
Autohome, Inc., ADR
155,362
0 .1
13,200  Avary Holding
Shenzhen Co. Ltd. -
Class A
36,864
0.0
64,400  AVIC Industry-Finance
Holdings Co. Ltd. -
Class A
31,079
0.0
186,000  AviChina Industry &
Technology Co. Ltd. -
Class H
88,075
0.0
5,100  AVICOPTER PLC -
Class A
26,473
0.0
165,050
(1)
Baidu, Inc. - Class A
2,777,902
0 .6
72,500  Bank of Beijing Co.
Ltd. - Class A
45,995
0.0
26,300  Bank of Chengdu Co.
Ltd. - Class A
49,726
0.0
184,900  Bank of China Ltd. -
Class A
95,568
0.0
5,798,000  Bank of China Ltd. -
Class H
2,019,897
0 .4
167,600  Bank of
Communications Co.
Ltd. - Class A
132,424
0.0
655,000  Bank of
Communications Co.
Ltd. - Class H
395,611
0 .1
20,300  Bank of Hangzhou Co.
Ltd. - Class A
31,110
0.0
80,500  Bank of Jiangsu Co.
Ltd. - Class A
79,322
0.0
60,400  Bank of Nanjing Co.
Ltd. - Class A
66,651
0.0
27,100  Bank of Ningbo Co.
Ltd. - Class A
100,212
0.0
50,100  Bank of Shanghai Co.
Ltd. - Class A
42,355
0.0
103,200  Baoshan Iron & Steel
Co. Ltd. - Class A
86,233
0.0
50,500
(1)(3)
BeiGene Ltd.
696,745
0 .2
150,000
(1)
Beijing Capital
International Airport
Co. Ltd. - Class H
69,370
0.0
4,100  Beijing Easpring
Material Technology
Co. Ltd. - Class A
23,726
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
23,100  Beijing Enlight Media
Co. Ltd. - Class A
$ 27,267
0.0
34,500  Beijing Enterprises
Holdings Ltd.
118,662
0.0
360,000  Beijing Enterprises
Water Group Ltd.
78,358
0.0
1,861  Beijing Kingsoft Office
Software, Inc. - Class
A
94,771
0.0
12,300  Beijing New Building
Materials PLC - Class
A
50,782
0.0
8,300  Beijing Tongrentang
Co. Ltd. - Class A
62,250
0.0
5,320  Beijing Wantai
Biological Pharmacy
Enterprise Co. Ltd. -
Class A
35,082
0.0
142,700  Beijing-Shanghai High
Speed Railway Co.
Ltd. - Class A
100,479
0.0
4,300  Bethel Automotive
Safety Systems Co.
Ltd. - Class A
43,329
0.0
14,560
(1)(3)
Bilibili, Inc. - Class Z
200,650
0 .1
3,094  Bloomage
Biotechnology Corp.
Ltd. - Class A
36,911
0.0
169,400  BOE Technology
Group Co. Ltd. - Class
A
89,695
0.0
7,700
BYD Co. Ltd. - Class A
251,808
0 .1
77,500  BYD Co. Ltd. - Class
H
2,387,793
0 .5
61,500  BYD Electronic
International Co. Ltd.
279,392
0 .1
12,400  By-health Co. Ltd. -
Class A
32,312
0.0
52,000  C&D International
Investment Group Ltd.
126,029
0.0
35,900  Caitong Securities Co.
Ltd. - Class A
38,864
0.0
2,240
(1)
Cambricon
Technologies Corp.
Ltd. - Class A
38,218
0.0
6,400  Canmax Technologies
Co. Ltd. - Class A
22,619
0.0
6,800  CETC Cyberspace
Security Technology
Co. Ltd. - Class A
22,142
0.0
768,000
(2)
CGN Power Co. Ltd. -
Class H
198,820
0 .1
1,400  Changchun High
& New Technology
Industry Group, Inc. -
Class A
26,760
0.0
44,000  Changjiang Securities
Co. Ltd. - Class A
35,215
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
1,100  Changzhou Xingyu
Automotive Lighting
Systems Co. Ltd. -
Class A
$ 22,891
0.0
12,800  Chaozhou Three-
Circle Group Co. Ltd.
- Class A
54,414
0.0
7,100  Chengxin Lithium
Group Co. Ltd. - Class
A
21,827
0.0
20,700  China Baoan Group
Co. Ltd. - Class A
29,595
0.0
580,000  China Cinda Asset
Management Co. Ltd.
- Class H
58,266
0.0
654,000  China CITIC Bank
Corp. Ltd. - Class H
303,490
0 .1
152,000  China Coal Energy
Co. Ltd. - Class H
119,009
0.0
198,000  China
Communications
Services Corp. Ltd. -
Class H
83,071
0.0
108,000  China Conch Venture
Holdings Ltd.
91,926
0.0
71,400  China Construction
Bank Corp. - Class A
61,707
0.0
6,989,000  China Construction
Bank Corp. - Class H
3,928,883
0 .8
22,500  China CSSC Holdings
Ltd. - Class A
85,961
0.0
76,200
(1)
China Eastern Airlines
Corp. Ltd. - Class A
46,059
0.0
197,600  China Energy
Engineering Corp. Ltd.
- Class A
61,243
0.0
197,300  China Everbright Bank
Co. Ltd. - Class A
83,053
0.0
190,000  China Everbright Bank
Co. Ltd. - Class H
56,905
0.0
292,000  China Everbright
Environment Group
Ltd.
100,341
0.0
273,000
(2)
China Feihe Ltd.
160,412
0 .1
286,500  China Galaxy
Securities Co. Ltd. -
Class H
147,353
0.0
199,000  China Gas Holdings
Ltd.
187,581
0 .1
23,500  China Greatwall
Technology Group Co.
Ltd. - Class A
33,811
0.0
173,500  China Hongqiao
Group Ltd.
168,950
0 .1
8,400  China International
Capital Corp. Ltd. -
Class A
43,259
0.0
106,400
(2)
China International
Capital Corp. Ltd. -
Class H
194,210
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
464,000  China Jinmao
Holdings Group Ltd.
$ 59,656
0.0
27,300  China Jushi Co. Ltd. -
Class A
50,599
0.0
16,000  China Life Insurance
Co. Ltd. - Class A
79,879
0.0
549,000  China Life Insurance
Co. Ltd. - Class H
850,752
0 .2
30,200
(1)(2)
China Literature Ltd.
109,941
0.0
241,000  China Longyuan
Power Group Corp.
Ltd. - Class H
209,013
0 .1
97,000  China Medical System
Holdings Ltd.
146,402
0.0
52,000  China Meidong Auto
Holdings Ltd.
28,414
0.0
238,000  China Mengniu Dairy
Co. Ltd.
793,860
0 .2
88,200  China Merchants Bank
Co. Ltd. - Class A
401,224
0 .1
288,500  China Merchants Bank
Co. Ltd. - Class H
1,197,738
0 .3
27,200  China Merchants
Energy Shipping Co.
Ltd. - Class A
23,945
0.0
100,598  China Merchants Port
Holdings Co. Ltd.
125,047
0.0
41,400  China Merchants
Securities Co. Ltd. -
Class A
79,635
0.0
40,800  China Merchants
Shekou Industrial
Zone Holdings Co.
Ltd. - Class A
69,500
0.0
172,712  China Minsheng
Banking Corp. Ltd. -
Class A
90,825
0.0
419,500  China Minsheng
Banking Corp. Ltd. -
Class H
143,303
0.0
294,000  China National
Building Material Co.
Ltd. - Class H
153,756
0 .1
39,300  China National
Chemical Engineering
Co. Ltd. - Class A
42,014
0.0
92,700  China National
Nuclear Power Co.
Ltd. - Class A
92,808
0.0
20,700  China Northern Rare
Earth Group High-
Tech Co. Ltd. - Class A
61,936
0.0
136,000  China Oilfield Services
Ltd. - Class H
162,758
0 .1
286,000  China Overseas Land
& Investment Ltd.
590,936
0 .1
100,000  China Overseas
Property Holdings Ltd.
112,544
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
29,700  China Pacific
Insurance Group Co.
Ltd. - Class A
$ 117,215
0.0
197,400  China Pacific
Insurance Group Co.
Ltd. - Class H
491,423
0 .1
143,600  China Petroleum &
Chemical Corp. -
Class A
119,393
0.0
1,842,000  China Petroleum &
Chemical Corp. -
Class H
1,001,836
0 .2
387,000  China Power
International
Development Ltd.
140,302
0.0
90,200  China Railway Group
Ltd. - Class A
84,704
0.0
309,000  China Railway Group
Ltd. - Class H
158,911
0 .1
7,500  China Rare Earth
Resources And
Technology Co. Ltd. -
Class A
29,628
0.0
122,000  China Resources Beer
Holdings Co. Ltd.
666,418
0 .2
178,000  China Resources
Cement Holdings Ltd.
45,502
0.0
66,100  China Resources Gas
Group Ltd.
193,281
0 .1
240,000  China Resources Land
Ltd.
953,073
0 .2
7,376  China Resources
Microelectronics Ltd. -
Class A
54,789
0.0
49,400
(2)(3)
China Resources Mixc
Lifestyle Services Ltd.
198,843
0 .1
135,500
(2)
China Resources
Pharmaceutical Group
Ltd.
89,771
0.0
142,000  China Resources
Power Holdings Co.
Ltd.
270,178
0 .1
6,200  China Resources
Sanjiu Medical &
Pharmaceutical Co.
Ltd. - Class A
42,544
0.0
440,000
(1)
China Ruyi Holdings
Ltd.
113,659
0.0
29,500  China Shenhua
Energy Co. Ltd. -
Class A
126,492
0.0
253,000  China Shenhua
Energy Co. Ltd. -
Class H
818,651
0 .2
65,400
(1)
China Southern
Airlines Co. Ltd. -
Class A
55,048
0.0
114,000
(1)
China Southern
Airlines Co. Ltd. -
Class H
55,276
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
173,600  China State
Construction
Engineering Corp. Ltd.
- Class A
$ 131,890
0.0
146,000  China State
Construction
International Holdings
Ltd.
153,388
0 .1
104,800  China Taiping
Insurance Holdings
Co. Ltd.
103,791
0.0
131,200  China Three Gorges
Renewables Group
Co. Ltd. - Class A
86,003
0.0
8,100  China Tourism Group
Duty Free Corp. Ltd. -
Class A
118,586
0.0
5,900
(2)(3)
China Tourism Group
Duty Free Corp. Ltd. -
Class H
77,940
0.0
3,240,000
(2)
China Tower Corp.
Ltd. - Class H
309,518
0 .1
232,000  China Traditional
Chinese Medicine
Holdings Co. Ltd.
108,076
0.0
142,900  China United Network
Communications Ltd. -
Class A
96,543
0.0
45,300  China Vanke Co. Ltd. -
Class A
81,598
0.0
149,600  China Vanke Co. Ltd. -
Class H
164,558
0 .1
100,500  China Yangtze Power
Co. Ltd. - Class A
306,659
0 .1
3,500  China Zhenhua Group
Science & Technology
Co. Ltd. - Class A
38,856
0.0
204,000  Chinasoft International
Ltd.
144,715
0.0
3,300  Chongqing Brewery
Co. Ltd. - Class A
38,611
0.0
44,900  Chongqing Changan
Automobile Co. Ltd. -
Class A
83,223
0.0
11,550  Chongqing Zhifei
Biological Products
Co. Ltd. - Class A
77,026
0.0
143,400  Chow Tai Fook
Jewellery Group Ltd.
215,301
0 .1
429,000
CITIC Ltd.
392,690
0 .1
51,900  CITIC Securities Co.
Ltd. - Class A
155,008
0 .1
129,500  CITIC Securities Co.
Ltd. - Class H
261,432
0 .1
95,300  CMOC Group Ltd. -
Class A
77,513
0.0
252,000  CMOC Group Ltd. -
Class H
160,767
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
4,200  CNGR Advanced
Material Co. Ltd. -
Class A
$ 29,203
0.0
19,180  Contemporary
Amperex Technology
Co. Ltd. - Class A
535,749
0 .1
23,100  COSCO SHIPPING
Energy Transportation
Co. Ltd. - Class A
42,759
0.0
88,000  COSCO SHIPPING
Energy Transportation
Co. Ltd. - Class H
95,793
0.0
59,700  COSCO SHIPPING
Holdings Co. Ltd. -
Class A
80,320
0.0
230,000  COSCO SHIPPING
Holdings Co. Ltd. -
Class H
235,091
0 .1
112,000  COSCO SHIPPING
Ports Ltd.
72,963
0.0
864,000
(1)
Country Garden
Holdings Co. Ltd.
99,621
0.0
163,000
(3)
Country Garden
Services Holdings Co.
Ltd.
166,464
0 .1
106,300  CRRC Corp. Ltd. -
Class A
85,069
0.0
323,000  CRRC Corp. Ltd. -
Class H
155,653
0 .1
23,000  CSC Financial Co. Ltd.
- Class A
77,865
0.0
668,000  CSPC Pharmaceutical
Group Ltd.
488,538
0 .1
78,100  Daqin Railway Co. Ltd.
- Class A
77,987
0.0
4,230
(1)
Daqo New Energy
Corp., ADR
128,042
0.0
8,760  DaShenLin
Pharmaceutical Group
Co. Ltd. - Class A
30,311
0.0
18,500  Dongfang Electric
Corp. Ltd. - Class A
39,663
0.0
212,000  Dongfeng Motor
Group Co. Ltd. - Class
H
83,396
0.0
123,000
Dongyue Group Ltd.
92,113
0.0
33,500
(1)(2)
East Buy Holding Ltd.
157,306
0 .1
65,140  East Money
Information Co. Ltd. -
Class A
136,667
0.0
4,000  Ecovacs Robotics Co.
Ltd. - Class A
26,700
0.0
59,400  ENN Energy Holdings
Ltd.
489,468
0 .1
9,000  ENN Natural Gas Co.
Ltd. - Class A
21,486
0.0
9,500  Eve Energy Co. Ltd. -
Class A
58,991
0.0
25,400  Everbright Securities
Co. Ltd. - Class A
58,283
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
33,000
(1)
Fangda Carbon New
Material Co. Ltd. -
Class A
$ 26,164
0.0
91,000
Far East Horizon Ltd.
65,459
0.0
36,800  First Capital Securities
Co. Ltd. - Class A
29,767
0.0
11,000  Flat Glass Group Co.
Ltd. - Class A
42,755
0.0
28,000  Flat Glass Group Co.
Ltd. - Class H
62,642
0.0
78,700  Focus Media
Information
Technology Co. Ltd. -
Class A
77,193
0.0
18,620  Foshan Haitian
Flavouring & Food Co.
Ltd. - Class A
97,528
0.0
194,000  Fosun International
Ltd.
122,126
0.0
46,900  Foxconn Industrial
Internet Co. Ltd. -
Class A
127,190
0.0
13,100  Fuyao Glass Industry
Group Co. Ltd. - Class
A
66,402
0.0
40,800
(2)
Fuyao Glass Industry
Group Co. Ltd. - Class
H
186,632
0 .1
8,600  Ganfeng Lithium
Group Co. Ltd. - Class
A
52,789
0.0
26,200
(2)
Ganfeng Lithium
Group Co. Ltd. - Class
H
106,992
0.0
1,480,000  GCL Technology
Holdings Ltd.
274,411
0 .1
112,200  GD Power
Development Co. Ltd.
- Class A
56,530
0.0
67,700
(1)
GDS Holdings Ltd. -
Class A
92,882
0.0
449,000  Geely Automobile
Holdings Ltd.
526,554
0 .1
39,400  GEM Co. Ltd. - Class
A
32,913
0.0
32,500  Gemdale Corp. - Class
A
30,559
0.0
82,000
(1)
Genscript Biotech
Corp.
214,684
0 .1
33,700  GF Securities Co. Ltd.
- Class A
67,979
0.0
59,800  GF Securities Co. Ltd.
- Class H
79,898
0.0
2,300  GigaDevice
Semiconductor, Inc. -
Class A
31,130
0.0
2,500  Ginlong Technologies
Co. Ltd. - Class A
26,945
0.0
20,500
GoerTek, Inc. - Class A
44,357
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
25,100  Goldwind Science &
Technology Co. Ltd. -
Class A
$ 31,734
0.0
11,600
(1)
Gotion High-tech Co.
Ltd. - Class A
36,980
0.0
16,300  Great Wall Motor Co.
Ltd. - Class A
57,692
0.0
159,500  Great Wall Motor Co.
Ltd. - Class H
189,136
0 .1
9,600  Gree Electric
Appliances, Inc. of
Zhuhai - Class A
47,894
0.0
79,500  Greentown China
Holdings Ltd.
82,209
0.0
5,600  Guangdong Haid
Group Co. Ltd. - Class
A
34,729
0.0
210,000  Guangdong
Investment Ltd.
160,060
0 .1
41,500  Guanghui Energy Co.
Ltd. - Class A
43,471
0.0
33,900  Guangzhou
Automobile Group Co.
Ltd. - Class A
46,679
0.0
176,000  Guangzhou
Automobile Group Co.
Ltd. - Class H
86,736
0.0
10,100  Guangzhou
Baiyunshan
Pharmaceutical
Holdings Co. Ltd. -
Class A
43,447
0.0
3,500  Guangzhou Kingmed
Diagnostics Group Co.
Ltd. - Class A
29,991
0.0
4,900  Guangzhou Shiyuan
Electronic Technology
Co. Ltd. - Class A
34,080
0.0
11,200  Guangzhou Tinci
Materials Technology
Co. Ltd. - Class A
41,570
0.0
44,100  Guosen Securities Co.
Ltd. - Class A
55,835
0.0
40,400  Guotai Junan
Securities Co. Ltd. -
Class A
80,765
0.0
35,100  Guoyuan Securities
Co. Ltd. - Class A
32,636
0.0
14,807
(1)
H World Group Ltd.,
ADR
583,840
0 .1
124,000
(2)
Haidilao International
Holding Ltd.
330,625
0 .1
30,400  Haier Smart Home Co.
Ltd. - Class A
98,808
0.0
173,600  Haier Smart Home Co.
Ltd. - Class H
542,598
0 .1
276,900
(1)
Hainan Airlines
Holding Co. Ltd. -
Class A
56,251
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
46,000  Haitian International
Holdings Ltd.
$ 97,099
0.0
57,800  Haitong Securities Co.
Ltd. - Class A
79,033
0.0
170,400  Haitong Securities Co.
Ltd. - Class H
101,879
0.0
24,600  Hangzhou Binjiang
Real Estate Group Co.
Ltd. - Class A
32,414
0.0
6,180  Hangzhou First
Applied Material Co.
Ltd. - Class A
24,315
0.0
8,300  Hangzhou Robam
Appliances Co. Ltd. -
Class A
30,783
0.0
9,800  Hangzhou Silan
Microelectronics Co.
Ltd. - Class A
32,758
0.0
2,700  Hangzhou Tigermed
Consulting Co. Ltd. -
Class A
24,674
0.0
80,000
(2)
Hansoh
Pharmaceutical Group
Co. Ltd.
108,609
0.0
16,700  Henan Shenhuo Coal
& Power Co. Ltd. -
Class A
39,243
0.0
12,100  Henan Shuanghui
Investment &
Development Co. Ltd.
- Class A
43,801
0.0
45,500  Hengan International
Group Co. Ltd.
144,764
0.0
33,400
(1)
Hengli Petrochemical
Co. Ltd. - Class A
66,001
0.0
31,000
(1)
Hengyi Petrochemical
Co. Ltd. - Class A
31,275
0.0
90,000  Hesteel Co. Ltd. -
Class A
28,021
0.0
1,800  Hithink RoyalFlush
Information Network
Co. Ltd. - Class A
37,099
0.0
2,600  Hoshine Silicon
Industry Co. Ltd. -
Class A
21,577
0.0
4,052  Hoyuan Green Energy
Co. Ltd. - Class A
23,256
0.0
45,000
(1)(2)
Hua Hong
Semiconductor Ltd.
113,150
0.0
54,300  Huadian Power
International Corp. Ltd.
- Class A
38,286
0.0
6,400  Huadong Medicine Co.
Ltd. - Class A
37,100
0.0
38,100  Huafon Chemical Co.
Ltd. - Class A
36,898
0.0
13,000  Hualan Biological
Engineering, Inc. -
Class A
39,575
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
53,500
(1)
Huaneng Power
International, Inc. -
Class A
$ 57,645
0.0
282,000
(1)
Huaneng Power
International, Inc. -
Class H
136,455
0.0
40,700  Huatai Securities Co.
Ltd. - Class A
88,636
0.0
81,600
(2)
Huatai Securities Co.
Ltd. - Class H
104,040
0.0
47,800  Huaxia Bank Co. Ltd.
- Class A
37,490
0.0
11,200  Huayu Automotive
Systems Co. Ltd. -
Class A
28,864
0.0
9,100  Hubei Xingfa
Chemicals Group Co.
Ltd. - Class A
24,720
0.0
2,100  Huizhou Desay Sv
Automotive Co. Ltd. -
Class A
41,526
0.0
11,700  Humanwell Healthcare
Group Co. Ltd. - Class
A
38,861
0.0
11,100  Hundsun
Technologies, Inc. -
Class A
49,570
0.0
24,000
(2)(3)
Hygeia Healthcare
Holdings Co. Ltd.
134,288
0.0
5,200  IEIT Systems Co. Ltd.
- Class A
26,776
0.0
11,200  Iflytek Co. Ltd. - Class
A
78,002
0.0
1,000  Imeik Technology
Development Co. Ltd.
- Class A
53,666
0.0
256,700  Industrial &
Commercial Bank of
China Ltd. - Class A
164,620
0 .1
4,833,000  Industrial &
Commercial Bank of
China Ltd. - Class H
2,318,106
0 .5
88,500  Industrial Bank Co.
Ltd. - Class A
197,997
0 .1
58,600  Industrial Securities
Co. Ltd. - Class A
51,773
0.0
3,400  Ingenic Semiconductor
Co. Ltd. - Class A
34,462
0.0
273,000
(1)
Inner Mongolia
BaoTou Steel Union
Co. Ltd. - Class A
64,445
0.0
64,200  Inner Mongolia
Junzheng Energy &
Chemical Industry
Group Co. Ltd. - Class
A
36,020
0.0
27,000  Inner Mongolia Yili
Industrial Group Co.
Ltd. - Class A
98,494
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
75,300
(1)
Inner Mongolia Yitai
Coal Co. Ltd. - Class B
$ 105,443
0.0
30,400  Inner Mongolia Yuan
Xing Energy Co. Ltd. -
Class A
29,527
0.0
83,500
(1)(2)(3)
Innovent Biologics,
Inc.
405,583
0 .1
33,105
(1)
iQIYI, Inc., ADR
156,918
0 .1
16,300  JA Solar Technology
Co. Ltd. - Class A
57,331
0.0
6,100  Jason Furniture
Hangzhou Co. Ltd. -
Class A
33,979
0.0
6,700  JCET Group Co. Ltd. -
Class A
28,049
0.0
82,400
(1)(2)
JD Health
International, Inc.
423,442
0 .1
144,600
(1)(2)
JD Logistics, Inc.
182,845
0 .1
171,650
JD.com, Inc. - Class A
2,497,307
0 .5
27,300  Jiangsu Eastern
Shenghong Co. Ltd. -
Class A
43,317
0.0
102,000  Jiangsu Expressway
Co. Ltd. - Class H
92,002
0.0
4,600  Jiangsu Hengli
Hydraulic Co. Ltd. -
Class A
40,343
0.0
27,600  Jiangsu Hengrui
Pharmaceuticals Co.
Ltd. - Class A
170,633
0 .1
4,300  Jiangsu King's Luck
Brewery JSC Ltd. -
Class A
34,669
0.0
2,600  Jiangsu Pacific Quartz
Co. Ltd. - Class A
38,041
0.0
6,200  Jiangsu Yanghe
Brewery Joint-Stock
Co. Ltd. - Class A
110,443
0.0
7,800  Jiangsu Yuyue Medical
Equipment & Supply
Co. Ltd. - Class A
36,799
0.0
21,400  Jiangsu Zhongtian
Technology Co. Ltd. -
Class A
43,657
0.0
96,000  Jiangxi Copper Co.
Ltd. - Class H
149,745
0 .1
22,352  Jinko Solar Co. Ltd. -
Class A
31,056
0.0
2,400  JiuGui Liquor Co. Ltd.
- Class A
29,189
0.0
69,000
(2)
Jiumaojiu International
Holdings Ltd.
93,371
0.0
3,312
JOYY, Inc., ADR
126,220
0.0
5,500  Juewei Food Co. Ltd.
- Class A
28,346
0.0
14,463
(1)
Kanzhun Ltd., ADR
219,404
0 .1
48,604  KE Holdings, Inc.,
ADR
754,334
0 .2
51,500  Kingboard Holdings
Ltd.
115,351
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
202,000
(1)
Kingdee International
Software Group Co.
Ltd.
$ 247,223
0 .1
69,600
Kingsoft Corp. Ltd.
250,792
0 .1
170,500
(1)(2)
Kuaishou Technology
1,356,449
0 .3
16,113  Kuang-Chi
Technologies Co. Ltd.
- Class A
31,936
0.0
276,000  Kunlun Energy Co.
Ltd.
237,513
0 .1
6,900
(1)
Kunlun Tech Co. Ltd. -
Class A
36,201
0.0
5,500  Kweichow Moutai Co.
Ltd. - Class A
1,364,069
0 .3
17,400  LB Group Co. Ltd. -
Class A
43,922
0.0
540,000
Lenovo Group Ltd.
553,679
0 .1
33,000  Lens Technology Co.
Ltd. - Class A
55,667
0.0
13,300  Lepu Medical
Technology Beijing Co.
Ltd. - Class A
29,961
0.0
82,800
(1)
Li Auto, Inc. - Class A
1,477,620
0 .3
176,500
Li Ning Co. Ltd.
737,008
0 .2
51,600  Lingyi iTech
Guangdong Co. -
Class A
40,440
0.0
137,000
(2)
Longfor Group
Holdings Ltd.
244,902
0 .1
31,500  LONGi Green Energy
Technology Co. Ltd. -
Class A
118,181
0.0
49,465  Lufax Holding Ltd.,
ADR
52,433
0.0
31,200  Luxshare Precision
Industry Co. Ltd. -
Class A
127,967
0.0
6,243  Luzhou Laojiao Co.
Ltd. - Class A
186,741
0 .1
6,100  Mango Excellent
Media Co. Ltd. - Class
A
23,716
0.0
1,900  Maxscend
Microelectronics Co.
Ltd. - Class A
30,414
0.0
371,500
(1)(2)
Meituan - Class B
5,377,905
1 .1
60,400  Metallurgical Corp. of
China Ltd. - Class A
30,436
0.0
59,900
(1)(3)
Microport Scientific
Corp.
90,082
0.0
15,600  Ming Yang Smart
Energy Group Ltd. -
Class A
33,757
0.0
7,368  MINISO Group
Holding Ltd., ADR
190,831
0 .1
56,000
Minth Group Ltd.
143,935
0.0
3,815  Montage Technology
Co. Ltd. - Class A
25,974
0.0
22,400  Muyuan Foods Co.
Ltd. - Class A
116,440
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
14,500  Nanjing King-
Friend Biochemical
Pharmaceutical Co.
Ltd. - Class A
$ 25,240
0.0
34,200  NARI Technology Co.
Ltd. - Class A
104,057
0.0
2,500  NAURA Technology
Group Co. Ltd. - Class
A
82,717
0.0
143,800
NetEase, Inc.
2,883,370
0 .6
12,800  New China Life
Insurance Co. Ltd. -
Class A
64,861
0.0
52,800  New China Life
Insurance Co. Ltd. -
Class H
126,640
0.0
30,800
(1)
New Hope Liuhe Co.
Ltd. - Class A
46,474
0.0
113,500
(1)
New Oriental
Education &
Technology Group,
Inc.
671,686
0 .2
9,300  Ninestar Corp. - Class
A
32,951
0.0
2,160  Ningbo Deye
Technology Co. Ltd. -
Class A
22,941
0.0
5,000  Ningbo Orient Wires
& Cables Co. Ltd. -
Class A
27,341
0.0
3,487  Ningbo Ronbay New
Energy Technology
Co. Ltd. - Class A
20,103
0.0
16,900  Ningbo Shanshan Co.
Ltd. - Class A
32,256
0.0
4,100  Ningbo Tuopu Group
Co. Ltd. - Class A
41,894
0.0
40,700  Ningxia Baofeng
Energy Group Co. Ltd.
- Class A
79,891
0.0
101,758
(1)
NIO, Inc., ADR
919,892
0 .2
131,600
(2)
Nongfu Spring Co. Ltd.
- Class H
754,739
0 .2
36,600  Offshore Oil
Engineering Co. Ltd. -
Class A
32,503
0.0
3,300  Oppein Home Group,
Inc. - Class A
43,493
0.0
45,800  Orient Securities Co.
Ltd./China - Class A
60,462
0.0
7,200  Ovctek China, Inc. -
Class A
25,361
0.0
63,300
(1)
Pangang Group
Vanadium Titanium &
Resources Co. Ltd. -
Class A
31,903
0.0
44,088
(1)
PDD Holdings, Inc.,
ADR
4,323,710
0 .9
8,900  People.cn Co. Ltd. -
Class A
46,717
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
657,000  People's Insurance
Co. Group of China
Ltd. - Class H
$ 235,031
0 .1
14,900  Perfect World Co. Ltd./
China - Class A
27,006
0.0
104,400  PetroChina Co. Ltd. -
Class A
114,094
0.0
1,556,000  PetroChina Co. Ltd. -
Class H
1,166,117
0 .3
9,000  Pharmaron Beijing Co.
Ltd. - Class A
38,461
0.0
512,000  PICC Property &
Casualty Co. Ltd. -
Class H
655,611
0 .2
80,600  Ping An Bank Co. Ltd.
- Class A
124,252
0.0
43,700
(1)(2)
Ping An Healthcare
and Technology Co.
Ltd.
101,690
0.0
45,900  Ping An Insurance
Group Co. of China
Ltd. - Class A
305,970
0 .1
489,000  Ping An Insurance
Group Co. of China
Ltd. - Class H
2,773,435
0 .6
1,975
Piotech, Inc. - Class A
64,865
0.0
53,400  Poly Developments
and Holdings Group
Co. Ltd. - Class A
93,670
0.0
34,600
(2)
Pop Mart International
Group Ltd.
101,773
0.0
137,800  Postal Savings Bank
of China Co. Ltd. -
Class A
94,092
0.0
578,000
(2)
Postal Savings Bank
of China Co. Ltd. -
Class H
291,050
0 .1
83,000  Power Construction
Corp. of China Ltd. -
Class A
60,955
0.0
1,200  Pylon Technologies
Co. Ltd. - Class A
21,539
0.0
8,309  Qifu Technology, Inc.,
ADR
127,626
0.0
28,200
(1)
Qinghai Salt Lake
Industry Co. Ltd. -
Class A
66,436
0.0
48,000  Rongsheng
Petrochemical Co. Ltd.
- Class A
78,452
0.0
41,900  SAIC Motor Corp. Ltd.
- Class A
85,256
0.0
19,000  Sanan Optoelectronics
Co. Ltd. - Class A
40,185
0.0
2,800
(1)
Sangfor Technologies,
Inc. - Class A
35,825
0.0
92,000  Sany Heavy
Equipment
International Holdings
Co. Ltd.
144,983
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
39,100  Sany Heavy Industry
Co. Ltd. - Class A
$ 85,399
0.0
11,900  Satellite Chemical Co.
Ltd. - Class A
25,041
0.0
34,800  SDIC Power Holdings
Co. Ltd. - Class A
56,078
0.0
16,300
(1)
Seazen Holdings Co.
Ltd. - Class A
29,863
0.0
14,800
(1)
Seres Group Co. Ltd.
- Class A
113,906
0.0
20,500  SF Holding Co. Ltd. -
Class A
115,196
0.0
3,120  SG Micro Corp. -
Class A
33,216
0.0
39,600  Shaanxi Coal Industry
Co. Ltd. - Class A
100,371
0.0
26,700  Shan Xi Hua Yang
Group New Energy
Co. Ltd. - Class A
30,819
0.0
20,700  Shandong Gold Mining
Co. Ltd. - Class A
70,941
0.0
43,750
(2)
Shandong Gold Mining
Co. Ltd. - Class H
82,315
0.0
7,500  Shandong Hualu
Hengsheng Chemical
Co. Ltd. - Class A
33,007
0.0
11,500  Shandong Linglong
Tyre Co. Ltd. - Class A
32,060
0.0
87,900  Shandong Nanshan
Aluminum Co. Ltd. -
Class A
37,882
0.0
178,800  Shandong Weigao
Group Medical
Polymer Co. Ltd. -
Class H
156,684
0 .1
6,540  Shanghai Aiko Solar
Energy Co. Ltd. -
Class A
20,060
0.0
7,500  Shanghai Bairun
Investment Holding
Group Co. Ltd. - Class
A
29,690
0.0
6,940  Shanghai Baosight
Software Co. Ltd. -
Class A
43,024
0.0
41,604  Shanghai Baosight
Software Co. Ltd. -
Class B
87,680
0.0
77,500  Shanghai Construction
Group Co. Ltd. - Class
A
29,229
0.0
83,800
(1)
Shanghai Electric
Group Co. Ltd. - Class
A
53,753
0.0
13,000  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class A
50,971
0.0
28,500  Shanghai Fosun
Pharmaceutical Group
Co. Ltd. - Class H
66,649
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
4,144  Shanghai Fudan
Microelectronics
Group Co. Ltd. - Class
A
$ 27,147
0.0
8,100
(1)
Shanghai International
Airport Co. Ltd. - Class
A
42,197
0.0
32,800  Shanghai International
Port Group Co. Ltd. -
Class A
23,168
0.0
6,200  Shanghai Jinjiang
International Hotels
Co. Ltd. - Class A
32,048
0.0
5,112
(1)
Shanghai Junshi
Biosciences Co. Ltd. -
Class A
26,946
0.0
6,800  Shanghai M&G
Stationery, Inc. - Class
A
34,001
0.0
67,700  Shanghai
Pharmaceuticals
Holding Co. Ltd. -
Class H
105,409
0.0
128,700  Shanghai Pudong
Development Bank
Co. Ltd. - Class A
125,511
0.0
11,710  Shanghai Putailai New
Energy Technology
Co. Ltd. - Class A
47,041
0.0
47,800  Shanghai RAAS Blood
Products Co. Ltd. -
Class A
45,673
0.0
31,000  Shanghai Yuyuan
Tourist Mart Group Co.
Ltd. - Class A
31,615
0.0
28,000  Shanxi Coking Coal
Energy Group Co. Ltd.
- Class A
38,574
0.0
18,600  Shanxi Lu'an
Environmental Energy
Development Co. Ltd.
- Class A
48,522
0.0
32,800
(1)
Shanxi Meijin Energy
Co. Ltd. - Class A
31,560
0.0
33,900  Shanxi Securities Co.
Ltd. - Class A
26,754
0.0
51,100  Shanxi Taigang
Stainless Steel Co.
Ltd. - Class A
28,325
0.0
5,100  Shanxi Xinghuacun
Fen Wine Factory Co.
Ltd. - Class A
168,318
0 .1
15,600  Shenghe Resources
Holding Co. Ltd. -
Class A
23,291
0.0
17,700  Shengyi Technology
Co. Ltd. - Class A
37,288
0.0
3,700  Shennan Circuits Co.
Ltd. - Class A
33,811
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
127,100  Shenwan Hongyuan
Group Co. Ltd. - Class
A
$ 75,571
0.0
5,500  Shenzhen Capchem
Technology Co. Ltd. -
Class A
33,069
0.0
2,240  Shenzhen Dynanonic
Co. Ltd. - Class A
23,574
0.0
6,300  Shenzhen Inovance
Technology Co. Ltd. -
Class A
57,571
0.0
115,650  Shenzhen
International Holdings
Ltd.
71,169
0.0
8,260
(1)
Shenzhen Kangtai
Biological Products
Co. Ltd. - Class A
33,183
0.0
1,700  Shenzhen Kedali
Industry Co. Ltd. -
Class A
22,409
0.0
5,100  Shenzhen Mindray
Bio-Medical
Electronics Co. Ltd. -
Class A
189,507
0 .1
2,800  Shenzhen New
Industries Biomedical
Engineering Co. Ltd. -
Class A
24,350
0.0
58,900
(1)
Shenzhen Overseas
Chinese Town Co. Ltd.
- Class A
34,282
0.0
2,500  Shenzhen SC New
Energy Technology
Corp. - Class A
26,089
0.0
4,282  Shenzhen Transsion
Holdings Co. Ltd. -
Class A
85,766
0.0
61,600  Shenzhou
International Group
Holdings Ltd.
585,793
0 .1
10,600  Shijiazhuang Yiling
Pharmaceutical Co.
Ltd. - Class A
34,118
0.0
26,400  Sichuan Chuantou
Energy Co. Ltd. -
Class A
53,494
0.0
10,200  Sichuan Kelun
Pharmaceutical Co.
Ltd. - Class A
40,750
0.0
24,940  Sichuan Road and
Bridge Group Co. Ltd.
- Class A
29,599
0.0
3,800  Sichuan Swellfun Co.
Ltd. - Class A
31,600
0.0
24,000
Silergy Corp.
227,492
0 .1
12,600  Sinoma Science &
Technology Co. Ltd. -
Class A
35,503
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
4,900  Sinomine Resource
Group Co. Ltd. - Class
A
$ 24,509
0.0
98,400  Sinopharm Group Co.
Ltd. - Class H
285,293
0 .1
77,000  Sinotruk Hong Kong
Ltd.
148,080
0.0
3,920
(1)
Skshu Paint Co. Ltd. -
Class A
37,007
0.0
138,000
(2)
Smoore International
Holdings Ltd.
124,595
0.0
19,900  Songcheng
Performance
Development Co. Ltd.
- Class A
33,375
0.0
1,800  StarPower
Semiconductor Ltd. -
Class A
44,417
0.0
6,800  Sungrow Power
Supply Co. Ltd. -
Class A
83,353
0.0
52,900  Sunny Optical
Technology Group Co.
Ltd.
366,611
0 .1
13,500  Sunwoda Electronic
Co. Ltd. - Class A
31,338
0.0
12,300  Suzhou Dongshan
Precision
Manufacturing Co. Ltd.
- Class A
29,216
0.0
1,760  Suzhou Maxwell
Technologies Co. Ltd.
- Class A
30,613
0.0
32,554
(1)
TAL Education Group,
ADR
296,567
0 .1
28,730  TBEA Co. Ltd. - Class
A
58,517
0.0
69,040
(1)
TCL Technology
Group Corp. - Class A
38,681
0.0
19,625  TCL Zhonghuan
Renewable Energy
Technology Co. Ltd. -
Class A
62,826
0.0
491,000
Tencent Holdings Ltd.
19,033,104
3 .9
54,069
(1)
Tencent Music
Entertainment Group,
ADR
344,960
0 .1
3,200  Thunder Software
Technology Co. Ltd. -
Class A
33,496
0.0
7,600  Tianqi Lithium Corp. -
Class A
57,410
0.0
32,300  Tianshan Aluminum
Group Co. Ltd. - Class
A
29,043
0.0
26,300  Tianshui Huatian
Technology Co. Ltd. -
Class A
32,396
0.0
142,000  Tingyi Cayman Islands
Holding Corp.
198,377
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
14,400
(1)
Titan Wind Energy
Suzhou Co. Ltd. -
Class A
$ 25,499
0.0
90,400
(1)
Tongcheng Travel
Holdings Ltd.
197,731
0 .1
19,000
(1)
Tongkun Group Co.
Ltd. - Class A
38,428
0.0
82,100  Tongling Nonferrous
Metals Group Co. Ltd.
- Class A
35,916
0.0
20,000  Tongwei Co. Ltd. -
Class A
88,548
0.0
2,400
(1)
Topchoice Medical
Corp. - Class A
29,104
0.0
145,000
(2)
Topsports International
Holdings Ltd.
109,626
0.0
77,000  TravelSky Technology
Ltd. - Class H
132,775
0.0
11,348  Trina Solar Co. Ltd. -
Class A
47,674
0.0
40,400
(1)
Trip.com Group Ltd.
1,423,960
0 .3
4,600  Tsingtao Brewery Co.
Ltd. - Class A
55,209
0.0
44,000  Tsingtao Brewery Co.
Ltd. - Class H
358,291
0 .1
5,000
(1)
Unigroup Guoxin
Microelectronics Co.
Ltd. - Class A
59,793
0.0
81,000  Uni-President China
Holdings Ltd.
56,890
0.0
16,700
(1)
Unisplendour Corp.
Ltd. - Class A
53,971
0.0
26,557
(1)
Vipshop Holdings Ltd.,
ADR
425,178
0 .1
10,600  Walvax Biotechnology
Co. Ltd. - Class A
34,199
0.0
13,600  Wanhua Chemical
Group Co. Ltd. - Class
A
165,181
0 .1
344,000  Want Want China
Holdings Ltd.
224,205
0 .1
5,028
Weibo Corp., ADR
63,051
0.0
42,300  Weichai Power Co.
Ltd. - Class A
72,622
0.0
134,000  Weichai Power Co.
Ltd. - Class H
181,624
0 .1
32,500  Wens Foodstuffs
Group Co. Ltd. - Class
A
77,505
0.0
36,600  Western Securities
Co. Ltd. - Class A
33,193
0.0
4,894  Western
Superconducting
Technologies Co. Ltd.
- Class A
30,661
0.0
6,200  Will Semiconductor
Co. Ltd. Shanghai -
Class A
79,320
0.0
7,700
(1)
Wingtech Technology
Co. Ltd. - Class A
46,119
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
32,500  Wuhan Guide Infrared
Co. Ltd. - Class A
$ 33,923
0.0
16,800  Wuliangye Yibin Co.
Ltd. - Class A
362,020
0 .1
18,400  WUS Printed Circuit
Kunshan Co. Ltd. -
Class A
56,790
0.0
11,192  WuXi AppTec Co. Ltd.
- Class A
133,008
0.0
26,500
(2)(3)
WuXi AppTec Co. Ltd.
- Class H
316,016
0 .1
279,000
(1)(2)
Wuxi Biologics
Cayman, Inc.
1,621,508
0 .4
42,900  XCMG Construction
Machinery Co. Ltd. -
Class A
37,509
0.0
22,500  Xiamen C & D, Inc. -
Class A
30,688
0.0
1,800  Xiamen Faratronic Co.
Ltd. - Class A
23,897
0.0
1,124,200
(1)(2)
Xiaomi Corp. - Class B
1,761,181
0 .4
360,000  Xinyi Solar Holdings
Ltd.
267,610
0 .1
75,700
(1)
XPeng, Inc. - Class A
691,703
0 .2
109,500  Xtep International
Holdings Ltd.
100,857
0.0
90,000
(2)
Yadea Group Holdings
Ltd.
166,661
0 .1
4,700  Yangzhou Yangjie
Electronic Technology
Co. Ltd. - Class A
22,532
0.0
23,550  Yankuang Energy
Group Co. Ltd. - Class
A
65,392
0.0
160,000  Yankuang Energy
Group Co. Ltd. - Class
H
301,833
0 .1
8,700  Yantai Jereh Oilfield
Services Group Co.
Ltd. - Class A
37,882
0.0
8,540  Yealink Network
Technology Corp. Ltd.
- Class A
41,760
0.0
7,560  Yifeng Pharmacy
Chain Co. Ltd. - Class
A
36,412
0.0
40,000  Yihai International
Holding Ltd.
68,629
0.0
5,100  Yihai Kerry Arawana
Holdings Co. Ltd. -
Class A
24,095
0.0
20,400  Yintai Gold Co. Ltd. -
Class A
39,608
0.0
3,860  YongXing Special
Materials Technology
Co. Ltd. - Class A
24,048
0.0
20,700  Yonyou Network
Technology Co. Ltd. -
Class A
47,292
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
22,700  YTO Express Group
Co. Ltd. - Class A
$ 46,847
0.0
133,200  Yuexiu Property Co.
Ltd.
153,110
0 .1
30,690  Yum China Holdings,
Inc.
1,710,047
0 .4
21,300  Yunda Holding Co.
Ltd. - Class A
28,834
0.0
24,100  Yunnan Aluminium Co.
Ltd. - Class A
50,003
0.0
10,000  Yunnan Baiyao Group
Co. Ltd. - Class A
73,127
0.0
2,100  Yunnan Botanee Bio-
Technology Group Co.
Ltd. - Class A
26,931
0.0
4,800  Yunnan Energy New
Material Co. Ltd. -
Class A
39,536
0.0
13,400  Yunnan Yuntianhua
Co. Ltd. - Class A
31,440
0.0
68,700
(1)
Zai Lab Ltd.
168,114
0 .1
11,600  Zangge Mining Co.
Ltd. - Class A
36,363
0.0
2,700  Zhangzhou
Pientzehuang
Pharmaceutical Co.
Ltd. - Class A
102,015
0.0
102,500  Zhaojin Mining
Industry Co. Ltd. -
Class H
141,303
0.0
69,300
(1)
Zhejiang Century
Huatong Group Co.
Ltd. - Class A
45,826
0.0
37,400  Zhejiang China
Commodities City
Group Co. Ltd. - Class
A
46,305
0.0
13,500  Zhejiang Chint
Electrics Co. Ltd. -
Class A
43,227
0.0
19,800  Zhejiang Dahua
Technology Co. Ltd. -
Class A
60,517
0.0
108,000  Zhejiang Expressway
Co. Ltd. - Class H
80,362
0.0
9,200  Zhejiang Huayou
Cobalt Co. Ltd. - Class
A
47,520
0.0
4,400  Zhejiang Jingsheng
Mechanical &
Electrical Co. Ltd. -
Class A
28,789
0.0
10,000  Zhejiang Juhua Co.
Ltd. - Class A
20,838
0.0
21,400  Zhejiang NHU Co. Ltd.
- Class A
47,668
0.0
4,500  Zhejiang Supor Co.
Ltd. - Class A
29,931
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China: (continued)
12,500  Zhejiang Weixing New
Building Materials Co.
Ltd. - Class A
$ 31,329
0.0
14,500  Zheshang Securities
Co. Ltd. - Class A
20,068
0.0
54,300
(1)(2)
ZhongAn Online P&C
Insurance Co. Ltd. -
Class H
159,175
0 .1
3,300  Zhongji Innolight Co.
Ltd. - Class A
52,680
0.0
57,000  Zhongsheng Group
Holdings Ltd.
159,593
0 .1
42,600  Zhongtai Securities
Co. Ltd. - Class A
41,542
0.0
39,900  Zhuzhou CRRC Times
Electric Co. Ltd. -
Class H
137,812
0.0
84,500  Zijin Mining Group Co.
Ltd. - Class A
140,557
0.0
412,000  Zijin Mining Group Co.
Ltd. - Class H
624,591
0 .1
50,300  Zoomlion Heavy
Industry Science and
Technology Co. Ltd. -
Class A
47,277
0.0
19,400
ZTE Corp. - Class A
87,107
0.0
54,200
ZTE Corp. - Class H
163,099
0 .1
31,699  ZTO Express Cayman,
Inc., ADR
766,165
0 .2
141,887,558
29 .2
Colombia : 0 .1%
18,508  Bancolombia SA -
Preference Shares
141,031
0 .1
32,599  Interconexion Electrica
SA ESP
119,129
0.0
260,160
0 .1
Czechia : 0 .2%
11,972
CEZ AS
508,496
0 .1
5,424
Komercni Banka AS
157,702
0 .1
23,672
(2)
Moneta Money Bank
AS
85,976
0.0
752,174
0 .2
Egypt : 0 .1%
194,971  Commercial
International Bank
Egypt SAE
378,866
0 .1
86,573
Eastern Co. SAE
67,700
0.0
82,309
(1)
EFG Holding S.A.E.
39,285
0.0
485,851
0 .1
Greece : 0 .4%
161,240
(1)
Alpha Services and
Holdings SA
213,228
0.0
189,652
(1)
Eurobank Ergasias
Services and Holdings
SA
291,704
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Greece: (continued)
13,756  Hellenic
Telecommunications
Organization SA
$ 200,640
0.0
8,489
JUMBO SA
233,350
0 .1
4,581  Motor Oil Hellas
Corinth Refineries SA
115,948
0.0
7,971
Mytilineos SA
293,395
0 .1
41,218
(1)
National Bank of
Greece SA
232,050
0 .1
13,248
OPAP SA
221,794
0.0
50,976
(1)
Piraeus Financial
Holdings SA
150,442
0.0
15,161
(1)
Public Power Corp. SA
151,906
0.0
2,104,457
0 .4
Hong Kong : 0 .2%
278,000  Bosideng International
Holdings Ltd.
119,340
0.0
84,000  Kingboard Laminates
Holdings Ltd.
59,281
0.0
134,000  Nine Dragons Paper
Holdings Ltd.
75,161
0.0
10,000  Orient Overseas
International Ltd.
133,193
0 .1
751,000  Sino
Biopharmaceutical Ltd.
270,325
0 .1
34,000  Vinda International
Holdings Ltd.
81,453
0.0
738,753
0 .2
Hungary : 0 .2%
32,558  MOL Hungarian Oil &
Gas PLC
246,607
0.0
17,563
OTP Bank Nyrt
633,215
0 .1
10,266
Richter Gedeon Nyrt
248,487
0 .1
1,128,309
0 .2
India : 15 .5%
3,837
ABB India Ltd.
189,016
0.0
12,568
Adani Enterprises Ltd.
364,021
0 .1
22,860
(1)
Adani Green Energy
Ltd.
271,747
0 .1
38,320  Adani Ports & Special
Economic Zone Ltd.
379,816
0 .1
57,500
(1)
Adani Power Ltd.
261,357
0 .1
45,431
Ambuja Cements Ltd.
231,619
0.0
7,381  Apollo Hospitals
Enterprise Ltd.
455,766
0 .1
75,908
Ashok Leyland Ltd.
161,433
0.0
28,171
Asian Paints Ltd.
1,070,734
0 .2
7,983
Astral Ltd.
183,320
0.0
12,624
(2)
AU Small Finance
Bank Ltd.
108,042
0.0
19,052  Aurobindo Pharma
Ltd.
209,367
0.0
11,838
(1)(2)
Avenue Supermarts
Ltd.
522,874
0 .1
167,312
Axis Bank Ltd.
2,082,657
0 .4
5,167
Bajaj Auto Ltd.
314,277
0 .1
20,034
Bajaj Finance Ltd.
1,879,160
0 .4

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India: (continued)
27,927
Bajaj Finserv Ltd.
$ 516,310
0 .1
1,987  Bajaj Holdings &
Investment Ltd.
169,844
0.0
5,865  Balkrishna Industries
Ltd.
180,279
0.0
52,701
(2)
Bandhan Bank Ltd.
159,168
0.0
78,458
Bank of Baroda
201,458
0.0
22,182  Berger Paints India
Ltd.
151,699
0.0
275,725
Bharat Electronics Ltd.
458,102
0 .1
19,791
Bharat Forge Ltd.
259,731
0 .1
57,466  Bharat Petroleum
Corp. Ltd.
239,718
0.0
163,246
Bharti Airtel Ltd.
1,817,961
0 .4
7,922  Britannia Industries
Ltd.
432,621
0 .1
44,578  CG Power & Industrial
Solutions Ltd.
236,924
0.0
30,869  Cholamandalam
Investment and
Finance Co. Ltd.
451,532
0 .1
38,604
Cipla Ltd./India
550,570
0 .1
116,610
Coal India Ltd.
413,572
0 .1
9,103  Colgate-Palmolive
India Ltd.
219,525
0.0
20,366  Container Corp. Of
India Ltd.
175,195
0.0
9,016
Cummins India Ltd.
183,747
0.0
44,914
Dabur India Ltd.
297,600
0 .1
8,847
Divi's Laboratories Ltd.
400,206
0 .1
46,912
DLF Ltd.
299,177
0 .1
8,201  Dr Reddy's
Laboratories Ltd.
550,370
0 .1
10,227
Eicher Motors Ltd.
423,694
0 .1
166,147
GAIL India Ltd.
248,491
0 .1
29,723
(1)
Godrej Consumer
Products Ltd.
354,577
0 .1
9,394
(1)
Godrej Properties Ltd.
175,299
0.0
20,023
Grasim Industries Ltd.
467,166
0 .1
18,847
Havells India Ltd.
314,440
0 .1
69,830
HCL Technologies Ltd.
1,034,980
0 .2
5,405
(2)
HDFC Asset
Management Co. Ltd.
172,152
0.0
202,182
HDFC Bank Ltd.
3,708,001
0 .8
72,379
(2)
HDFC Life Insurance
Co. Ltd.
554,370
0 .1
8,356
Hero MotoCorp Ltd.
307,020
0 .1
92,118  Hindalco Industries
Ltd.
543,735
0 .1
12,110  Hindustan Aeronautics
Ltd.
280,567
0 .1
42,287
(1)
Hindustan Petroleum
Corp. Ltd.
129,800
0.0
60,061  Hindustan Unilever
Ltd.
1,781,232
0 .4
376,495
ICICI Bank Ltd.
4,313,428
0 .9
18,370
(2)
ICICI Lombard
General Insurance
Co. Ltd.
288,963
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India: (continued)
26,814
(2)
ICICI Prudential Life
Insurance Co. Ltd.
$ 182,488
0.0
226,431
(1)
IDFC First Bank Ltd.
259,328
0 .1
64,666
Indian Hotels Co. Ltd.
319,264
0 .1
219,592
Indian Oil Corp. Ltd.
240,179
0 .1
17,143  Indian Railway
Catering & Tourism
Corp. Ltd.
140,266
0.0
22,551
Indraprastha Gas Ltd.
123,251
0.0
5,413
Info Edge India Ltd.
270,661
0 .1
241,896
Infosys Ltd.
4,157,060
0 .9
9,438
(1)(2)
InterGlobe Aviation
Ltd.
270,107
0 .1
218,374
ITC Ltd.
1,166,778
0 .2
26,103  Jindal Steel & Power
Ltd.
219,517
0.0
44,855
JSW Steel Ltd.
419,598
0 .1
30,683  Jubilant Foodworks
Ltd.
196,404
0.0
80,278  Kotak Mahindra Bank
Ltd.
1,672,995
0 .3
51,027
Larsen & Toubro Ltd.
1,853,959
0 .4
6,639
(2)
LTIMindtree Ltd.
414,813
0 .1
14,648
Lupin Ltd.
206,257
0.0
69,150  Mahindra & Mahindra
Ltd.
1,291,296
0 .3
40,528
Marico Ltd.
273,612
0 .1
10,061  Maruti Suzuki India
Ltd.
1,282,771
0 .3
57,696  Max Healthcare
Institute Ltd.
394,122
0 .1
5,703
Mphasis Ltd.
162,588
0.0
153
MRF Ltd.
197,435
0.0
9,128
Muthoot Finance Ltd.
137,421
0.0
2,483
Nestle India Ltd.
672,010
0 .1
315,090
NTPC Ltd.
930,030
0 .2
231,099  Oil & Natural Gas
Corp. Ltd.
532,031
0 .1
462
Page Industries Ltd.
216,442
0.0
56,783
Petronet LNG Ltd.
163,665
0.0
5,918
PI Industries Ltd.
245,804
0 .1
11,062
Pidilite Industries Ltd.
324,444
0 .1
76,825  Power Finance Corp.
Ltd.
232,623
0.0
335,558  Power Grid Corp. of
India Ltd.
805,439
0 .2
74,175
REC Ltd.
256,228
0 .1
221,491  Reliance Industries
Ltd.
6,236,007
1 .3
251,730
(1)
Reliance Strategic
Investments Ltd.
700,856
0 .1
172,530  Samvardhana
Motherson
International Ltd.
198,745
0.0
19,532  SBI Cards & Payment
Services Ltd.
185,742
0.0
33,735
(2)
SBI Life Insurance
Co. Ltd.
529,171
0 .1
693
Shree Cement Ltd.
212,066
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
India: (continued)
20,600
Shriram Finance Ltd.
$ 475,392
0 .1
6,554
Siemens Ltd.
289,348
0 .1
30,343
(2)
Sona Blw Precision
Forgings Ltd.
212,751
0.0
10,620
SRF Ltd.
286,870
0 .1
132,715
State Bank of India
953,306
0 .2
70,879  Sun Pharmaceutical
Industries Ltd.
986,669
0 .2
5,317  Supreme Industries
Ltd.
263,893
0 .1
66,841  Tata Consultancy
Services Ltd.
2,830,195
0 .6
42,395  Tata Consumer
Products Ltd.
446,841
0 .1
2,593
Tata Elxsi Ltd.
225,014
0.0
122,763
Tata Motors Ltd.
928,568
0 .2
109,026
Tata Power Co. Ltd.
343,599
0 .1
544,306
Tata Steel Ltd.
841,881
0 .2
40,052
Tech Mahindra Ltd.
588,010
0 .1
26,250
Titan Co. Ltd.
992,960
0 .2
7,673  Torrent
Pharmaceuticals Ltd.
178,040
0.0
13,781
Trent Ltd.
344,450
0 .1
8,086  Tube Investments of
India Ltd.
290,179
0 .1
17,023
TVS Motor Co. Ltd.
311,062
0 .1
8,344
UltraTech Cement Ltd.
827,449
0 .2
21,195
(1)
United Spirits Ltd.
256,472
0 .1
34,938
UPL Ltd.
258,706
0 .1
34,658
Varun Beverages Ltd.
393,485
0 .1
51,705
Vedanta Ltd.
137,826
0.0
99,844
Wipro Ltd.
486,236
0 .1
956,304
(1)
Yes Bank Ltd.
198,356
0.0
308,861
(1)
Zomato Ltd.
376,193
0 .1
75,165,654
15 .5
Indonesia : 1 .9%
1,027,600  Adaro Energy
Indonesia Tbk PT
189,020
0 .1
474,500
Aneka Tambang Tbk
55,529
0.0
1,509,500  Astra International
Tbk PT
606,306
0 .1
4,041,700  Bank Central Asia
Tbk PT
2,302,698
0 .5
2,781,100  Bank Mandiri Persero
Tbk PT
1,082,479
0 .2
546,100  Bank Negara
Indonesia Persero
Tbk PT
364,267
0 .1
5,014,100  Bank Rakyat
Indonesia Persero
Tbk PT
1,693,427
0 .4
2,003,400
Barito Pacific Tbk PT
168,422
0.0
520,400
(1)
Charoen Pokphand
Indonesia Tbk PT
182,515
0.0
60,595,200
(1)
GoTo Gojek Tokopedia
Tbk PT
331,530
0 .1
219,100  Indah Kiat Pulp &
Paper Tbk PT
157,110
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Indonesia: (continued)
155,600  Indofood CBP Sukses
Makmur Tbk PT
$ 111,512
0.0
297,400  Indofood Sukses
Makmur Tbk PT
127,311
0.0
1,508,800
Kalbe Farma Tbk PT
170,992
0.0
859,300
(1)
Merdeka Copper Gold
Tbk PT
159,638
0.0
1,326,100  Sarana Menara
Nusantara Tbk PT
82,341
0.0
260,000  Semen Indonesia
Persero Tbk PT
107,941
0.0
1,193,800  Sumber Alfaria Trijaya
Tbk PT
228,641
0 .1
3,719,800  Telkom Indonesia
Persero Tbk PT
901,705
0 .2
513,600  Unilever Indonesia
Tbk PT
124,271
0.0
110,400  United Tractors Tbk
PT
201,424
0 .1
139,300
Vale Indonesia Tbk PT
50,776
0.0
9,399,855
1 .9
Kuwait : 0 .8%
106,032
(1)
Agility Public
Warehousing Co. KSC
190,960
0.0
100,880
Boubyan Bank KSCP
197,122
0 .1
141,855
Gulf Bank KSCP
120,575
0.0
598,998  Kuwait Finance House
KSCP
1,418,260
0 .3
46,971
Mabanee Co. KPSC
125,254
0.0
151,024  Mobile
Telecommunications
Co. KSCP
237,688
0 .1
555,936  National Bank of
Kuwait SAKP
1,629,235
0 .3
3,919,094
0 .8
Luxembourg : 0.0%
9,836  Reinet Investments
SCA
215,970
0.0
Malaysia : 1 .4%
131,400
AMMB Holdings Bhd
103,455
0.0
192,000
Axiata Group Bhd
101,762
0.0
246,400
CELCOMDIGI BHD
229,331
0 .1
495,700  CIMB Group Holdings
Bhd
572,653
0 .1
237,400
Dialog Group Bhd
106,988
0.0
139,800
Gamuda Bhd
131,902
0.0
161,100
Genting Bhd
142,926
0.0
240,700
Genting Malaysia Bhd
127,979
0.0
46,400
Hong Leong Bank Bhd
192,561
0 .1
16,900  Hong Leong Financial
Group Bhd
63,709
0.0
170,600
IHH Healthcare Bhd
211,989
0 .1
205,500
Inari Amertron Bhd
126,567
0.0
180,900
IOI Corp. Bhd
153,109
0 .1
36,700  Kuala Lumpur Kepong
Bhd
167,068
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Malaysia: (continued)
401,000
Malayan Banking Bhd
$ 750,156
0 .2
53,100  Malaysia Airports
Holdings Bhd
80,635
0.0
166,600
Maxis Bhd
143,216
0.0
96,200
MISC Bhd
144,931
0.0
197,600
(2)
MR DIY Group M Bhd
63,469
0.0
5,100
Nestle Malaysia Bhd
137,405
0.0
199,200  Petronas Chemicals
Group Bhd
304,466
0 .1
21,300  Petronas Dagangan
Bhd
101,527
0.0
55,100
Petronas Gas Bhd
197,622
0 .1
45,900
PPB Group Bhd
151,330
0.0
264,900  Press Metal Aluminium
Holdings Bhd
265,228
0 .1
1,095,200
Public Bank Bhd
946,232
0 .2
88,100
QL Resources Bhd
102,449
0.0
107,800
RHB Bank Bhd
124,559
0.0
222,800
Sime Darby Bhd
104,691
0.0
148,400  Sime Darby Plantation
Bhd
135,111
0.0
72,700
Telekom Malaysia Bhd
75,803
0.0
189,500
Tenaga Nasional Bhd
403,016
0 .1
6,663,845
1 .4
Mexico : 2 .5%
221,808  Alfa SAB de CV -
Class A
144,584
0.0
1,477,707  America Movil SAB
de CV
1,276,115
0 .3
34,626  Arca Continental SAB
de CV
315,454
0 .1
56,378
(2)
Banco del Bajio SA
176,664
0.0
1,126,594
(1)
Cemex SAB de CV
733,716
0 .2
37,808  Coca-Cola Femsa
SAB de CV
295,305
0 .1
217,540  Fibra Uno
Administracion SA
de CV
363,867
0 .1
143,070  Fomento Economico
Mexicano SAB de CV
1,559,629
0 .3
14,268  Gruma SAB de CV -
Class B
243,712
0 .1
27,489  Grupo Aeroportuario
del Pacifico SAB de
CV - Class B
451,323
0 .1
14,169  Grupo Aeroportuario
del Sureste SAB de
CV - Class B
347,203
0 .1
98,471  Grupo Bimbo SAB
de CV
473,384
0 .1
37,741  Grupo Carso SAB
de CV
274,013
0 .1
189,869  Grupo Financiero
Banorte SAB de CV -
Class O
1,591,402
0 .3
157,112
(1)
Grupo Financiero
Inbursa SAB de CV -
Class O
308,860
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Mexico: (continued)
228,998  Grupo Mexico SAB
de CV
$ 1,082,213
0 .2
173,897
Grupo Televisa SAB
105,471
0.0
13,917
(1)
Industrias Penoles
SAB de CV
163,810
0.0
111,849  Kimberly-Clark de
Mexico SAB de CV -
Class A
222,703
0.0
86,162  Operadora De Sites
Mexicanos SAB de CV
- Class 1
71,145
0.0
74,168  Orbia Advance Corp.
SAB de CV
153,975
0.0
14,955  Promotora y
Operadora de
Infraestructura SAB
de CV
133,241
0.0
380,779  Wal-Mart de Mexico
SAB de CV
1,437,248
0 .3
11,925,037
2 .5
Peru : 0 .3%
15,603  Cia de Minas
Buenaventura SAA,
ADR
132,938
0.0
5,029
Credicorp Ltd.
643,561
0 .2
6,291  Southern Copper
Corp.
473,649
0 .1
1,250,148
0 .3
Philippines : 0 .6%
116,290  Aboitiz Equity
Ventures, Inc.
103,081
0.0
20,450
Ayala Corp.
225,086
0.0
488,000
Ayala Land, Inc.
253,576
0 .1
143,715  Bank of the Philippine
Islands
284,215
0 .1
173,740
BDO Unibank, Inc.
434,849
0 .1
72,710  International Container
Terminal Services, Inc.
265,628
0 .1
185,840  JG Summit Holdings,
Inc.
124,901
0.0
31,450
Jollibee Foods Corp.
127,364
0.0
19,720
Manila Electric Co.
128,269
0.0
124,830  Metropolitan Bank &
Trust Co.
119,021
0.0
5,240
PLDT, Inc.
108,676
0.0
17,420
SM
Investments Corp.
259,545
0 .1
760,500
SM
Prime Holdings, Inc.
407,273
0 .1
62,620  Universal Robina
Corp.
131,590
0.0
2,973,074
0 .6
Poland : 0 .7%
34,406
(1)(2)
Allegro.eu SA
252,569
0 .1
13,520  Bank Polska Kasa
Opieki SA
310,902
0 .1
1,153
Budimex SA
114,396
0.0
4,634
CD Projekt SA
132,403
0.0
17,326
(1)
Cyfrowy Polsat SA
47,837
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Poland: (continued)
3,599
(1)(2)
Dino Polska SA
$ 291,676
0 .1
10,167  KGHM Polska Miedz
SA
259,010
0 .1
81
L.P. SA
240,405
0.0
1,082
(1)
mBank SA
97,517
0.0
61,435
(1)
PGE Polska Grupa
Energetyczna SA
105,054
0.0
43,820  Polski Koncern
Naftowy ORLEN SA
587,091
0 .1
64,905
(1)
Powszechna Kasa
Oszczednosci Bank
Polski SA
513,448
0 .1
44,168  Powszechny Zaklad
Ubezpieczen SA
417,189
0 .1
2,594
(1)
Santander Bank
Polska SA
212,953
0.0
3,582,450
0 .7
Qatar : 0 .9%
143,374
Barwa Real Estate Co.
101,684
0.0
233,038  Commercial Bank
PSQC
345,661
0 .1
131,297
Dukhan Bank
143,220
0.0
107,065
Industries Qatar QSC
403,445
0 .1
392,047
Masraf Al Rayan QSC
240,133
0 .1
314,886  Mesaieed
Petrochemical Holding
Co.
160,681
0.0
58,211
Ooredoo QPSC
170,955
0.0
33,750  Qatar Electricity &
Water Co. QSC
162,452
0.0
42,617
Qatar Fuel QSC
193,181
0 .1
179,158  Qatar Gas Transport
Co. Ltd.
183,164
0.0
70,460  Qatar International
Islamic Bank QSC
185,829
0 .1
121,318  Qatar Islamic Bank
SAQ
618,588
0 .1
337,526  Qatar National Bank
QPSC
1,428,141
0 .3
4,337,134
0 .9
Romania : 0.0%
34,116
NEPI Rockcastle NV
187,574
0.0
Saudi Arabia : 4 .1%
6,688
ACWA Power Co.
348,534
0 .1
9,281  Advanced
Petrochemical Co.
99,339
0.0
143,507
Al Rajhi Bank
2,599,851
0 .5
72,825
Alinma Bank
649,127
0 .1
18,227
Almarai Co. JSC
309,264
0 .1
47,429
Arab National Bank
303,509
0 .1
1,845  Arabian Internet &
Communications
Services Co.
157,431
0.0
35,928
Bank AlBilad
405,557
0 .1
30,549
(1)
Bank Al-Jazira
136,935
0.0
43,558
Banque Saudi Fransi
424,160
0 .1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Saudi Arabia: (continued)
5,630  Bupa Arabia for
Cooperative Insurance
Co.
$ 312,240
0 .1
6,030  Co. for Cooperative
Insurance
202,584
0 .1
2,813
Dallah Healthcare Co.
106,956
0.0
39,110
(1)
Dar Al Arkan Real
Estate Development
Co.
164,558
0.0
6,458  Dr Sulaiman Al Habib
Medical Services
Group Co.
405,857
0 .1
1,760
Elm Co.
366,036
0 .1
27,502
Etihad Etisalat Co.
326,685
0 .1
42,118
Jarir Marketing Co.
162,837
0.0
33,580  Mobile
Telecommunications
Co. Saudi Arabia
117,829
0.0
7,122  Mouwasat Medical
Services Co.
195,236
0 .1
2,878
Nahdi Medical Co.
110,691
0.0
26,026
(1)
National
Industrialization Co.
88,182
0.0
5,349  Power & Water Utility
Co. for Jubail & Yanbu
89,467
0.0
31,373
(1)
Rabigh Refining &
Petrochemical Co.
90,618
0.0
107,845
Riyad Bank
798,518
0 .2
16,910  SABIC Agri-Nutrients
Co.
600,131
0 .1
25,737  Sahara International
Petrochemical Co.
259,894
0 .1
94,980
(1)
Saudi Arabian Mining
Co.
1,022,530
0 .2
195,341
(2)
Saudi Arabian Oil Co.
1,819,814
0 .4
2,933  Saudi Aramco Base
Oil Co.
116,379
0.0
73,611
Saudi Awwal Bank
677,384
0 .2
66,508  Saudi Basic Industries
Corp.
1,464,458
0 .3
60,878
Saudi Electricity Co.
309,798
0 .1
26,672  Saudi Industrial
Investment Group
169,172
0.0
37,096  Saudi Investment
Bank
156,366
0.0
52,402
(1)
Saudi Kayan
Petrochemical Co.
174,758
0.0
215,696
Saudi National Bank
1,887,242
0 .4
2,649
(1)
Saudi Research &
Media Group
116,177
0.0
3,553  Saudi Tadawul Group
Holding Co.
182,988
0.0
146,885
Saudi Telecom Co.
1,473,088
0 .3
19,738
Savola Group
189,830
0.0
19,961  Yanbu National
Petrochemical Co.
221,672
0 .1
19,813,682
4 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 0.0%
15,500
(2)
BOC Aviation Ltd.
$ 107,991
0.0
South Africa : 2 .8%
62,902
Absa Group Ltd.
579,692
0 .1
6,496  African Rainbow
Minerals Ltd.
58,356
0.0
4,331  Anglo American
Platinum Ltd.
161,648
0.0
27,590  Aspen Pharmacare
Holdings Ltd.
250,374
0 .1
24,750
Bid Corp. Ltd.
551,961
0 .1
21,111
Bidvest Group Ltd.
304,148
0 .1
6,412  Capitec Bank Holdings
Ltd.
579,779
0 .1
17,611
Clicks Group Ltd.
240,580
0.0
37,718
(1)
Discovery Ltd.
273,237
0 .1
16,343
Exxaro Resources Ltd.
148,793
0.0
371,390
FirstRand Ltd.
1,250,627
0 .3
65,470
Gold Fields Ltd.
709,616
0 .1
245,567  Growthpoint
Properties Ltd.
136,832
0.0
39,434  Harmony Gold Mining
Co. Ltd.
148,071
0.0
63,068  Impala Platinum
Holdings Ltd.
328,530
0 .1
3,838
Kumba Iron Ore Ltd.
92,189
0.0
125,531
MTN Group Ltd.
748,197
0 .2
14,329
Naspers Ltd. - Class N
2,292,482
0 .5
33,810
Nedbank Group Ltd.
361,301
0 .1
24,593  Northam Platinum
Holdings Ltd.
149,139
0.0
334,659
Old Mutual Ltd.
213,164
0.0
55,963  OUTsurance Group
Ltd.
126,387
0.0
141,280
(2)
Pepkor Holdings Ltd.
128,375
0.0
38,765
Remgro Ltd.
304,039
0 .1
130,834
Sanlam Ltd.
453,886
0 .1
42,267
Sasol Ltd.
580,210
0 .1
36,864
Shoprite Holdings Ltd.
466,968
0 .1
207,268
Sibanye Stillwater Ltd.
318,196
0 .1
99,041  Standard Bank Group
Ltd.
961,025
0 .2
46,242
Vodacom Group Ltd.
258,298
0 .1
70,657  Woolworths Holdings
Ltd./South Africa
253,128
0 .1
13,429,228
2 .8
South Korea : 11 .4%
2,086
Amorepacific Corp.
188,495
0.0
688
BGF retail Co. Ltd.
71,925
0.0
7,934  Celltrion Healthcare
Co. Ltd.
370,354
0 .1
1,381
(1)
Celltrion Pharm, Inc.
68,365
0.0
8,145
Celltrion, Inc.
840,458
0 .2
603
CJ CheilJedang Corp.
136,883
0.0
1,737
(1)
CosmoAM&T Co. Ltd.
191,258
0.0
4,187
Coway Co. Ltd.
127,823
0.0
3,412
DB Insurance Co. Ltd.
226,078
0 .1
3,906
Doosan Bobcat, Inc.
147,429
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea: (continued)
32,451
(1)
Doosan Enerbility Co.
Ltd.
$ 394,612
0 .1
3,594
Ecopro BM Co. Ltd.
671,370
0 .1
1,483
Ecopro Co. Ltd.
984,403
0 .2
1,268
F&F Co. Ltd.
106,075
0.0
3,209
GS Holdings Corp.
94,681
0.0
22,203  Hana Financial Group,
Inc.
695,587
0 .2
5,534  Hankook Tire &
Technology Co. Ltd.
161,875
0.0
491
Hanmi Pharm Co. Ltd.
108,839
0.0
3,972  Hanmi Semiconductor
Co. Ltd.
154,599
0.0
13,929
Hanon Systems
97,121
0.0
2,556  Hanwha Aerospace
Co. Ltd.
197,803
0.0
3,987
(1)
Hanwha Ocean Co.
Ltd.
90,980
0.0
7,498
(1)
Hanwha Solutions
Corp.
165,313
0.0
3,070
HD Hyundai Co. Ltd.
150,775
0.0
1,682
(1)
HD Hyundai Heavy
Industries Co. Ltd.
150,845
0.0
3,167
(1)
HD Korea Shipbuilding
& Offshore
Engineering Co. Ltd.
260,284
0 .1
8,802
(1)
HLB, Inc.
195,134
0.0
18,172
HMM Co. Ltd.
219,194
0 .1
2,284
Hotel Shilla Co. Ltd.
142,940
0.0
1,411
(1)
HYBE Co. Ltd.
248,338
0 .1
5,667  Hyundai Engineering
& Construction Co.
Ltd.
152,040
0.0
1,348  Hyundai Glovis Co.
Ltd.
183,983
0.0
1,828
(1)
Hyundai Mipo
Dockyard Co. Ltd.
112,074
0.0
4,591  Hyundai Mobis Co.
Ltd.
817,099
0 .2
10,206
Hyundai Motor Co.
1,443,169
0 .3
6,323
Hyundai Steel Co.
177,868
0.0
18,451  Industrial Bank of
Korea
153,103
0.0
2,400  JYP Entertainment
Corp.
199,288
0 .1
23,267
Kakao Corp.
759,356
0 .2
2,568
(1)
Kakao Games Corp.
48,406
0.0
12,379
KakaoBank Corp.
214,231
0 .1
1,984
(1)
Kakaopay Corp.
59,820
0.0
7,309
Kangwon Land, Inc.
81,785
0.0
28,895  KB Financial Group,
Inc.
1,178,538
0 .3
19,500
Kia Corp.
1,173,710
0 .3
5,275  Korea Aerospace
Industries Ltd.
190,400
0.0
18,625
(1)
Korea Electric Power
Corp.
247,615
0 .1
2,890  Korea Investment
Holdings Co. Ltd.
113,474
0.0
567
Korea Zinc Co. Ltd.
212,388
0 .1

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea: (continued)
14,046  Korean Air Lines Co.
Ltd.
$ 226,132
0 .1
2,147
(1)
Krafton, Inc.
239,647
0 .1
3,341
KT Corp.
82,268
0.0
7,816
KT&G Corp.
499,147
0 .1
1,329  Kumho Petrochemical
Co. Ltd.
131,870
0.0
1,884
L&F Co. Ltd.
240,441
0 .1
3,632
LG Chem Ltd.
1,329,807
0 .3
6,970
LG Corp.
433,269
0 .1
16,690
(1)
LG Display Co. Ltd.
161,986
0.0
7,917
LG Electronics, Inc.
590,746
0 .1
3,408
(1)
LG Energy Solution
Ltd.
1,201,860
0 .3
670
LG H&H Co. Ltd.
221,040
0 .1
1,029
LG Innotek Co. Ltd.
186,451
0.0
14,902
LG Uplus Corp.
114,431
0.0
1,482
Lotte Chemical Corp.
150,460
0.0
1,816  Lotte Energy Materials
Corp.
53,375
0.0
7,576  Meritz Financial
Group, Inc.
310,048
0 .1
18,834  Mirae Asset Securities
Co. Ltd.
89,966
0.0
9,662
NAVER Corp.
1,444,612
0 .3
1,025
NCSoft Corp.
168,521
0.0
1,496
(1)(2)
Netmarble Corp.
46,587
0.0
10,038  NH Investment &
Securities Co. Ltd.
75,982
0.0
1,707  Orion Corp./Republic
of Korea
162,714
0.0
18,797
Pan Ocean Co. Ltd.
68,823
0.0
2,424
(1)
Pearl Abyss Corp.
83,605
0.0
2,279  POSCO Future M Co.
Ltd.
602,904
0 .1
5,262
POSCO Holdings, Inc.
2,073,064
0 .4
3,838  Posco International
Corp.
201,634
0 .1
1,327
(1)(2)
Samsung Biologics
Co. Ltd.
669,852
0 .1
6,151
Samsung C&T Corp.
490,422
0 .1
4,138  Samsung Electro-
Mechanics Co. Ltd.
420,480
0 .1
348,964  Samsung Electronics
Co. Ltd.
17,641,573
3 .6
11,529
(1)
Samsung Engineering
Co. Ltd.
257,985
0 .1
2,272  Samsung Fire &
Marine Insurance Co.
Ltd.
436,965
0 .1
48,168
(1)
Samsung Heavy
Industries Co. Ltd.
279,440
0 .1
5,843  Samsung Life
Insurance Co. Ltd.
303,958
0 .1
4,020
Samsung SDI Co. Ltd.
1,519,209
0 .3
2,753  Samsung SDS Co.
Ltd.
275,719
0 .1
4,523  Samsung Securities
Co. Ltd.
123,058
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea: (continued)
32,309  Shinhan Financial
Group Co. Ltd.
$ 850,315
0 .2
2,222
(1)
SK
Biopharmaceuticals
Co. Ltd.
141,879
0.0
1,939
(1)
SK Bioscience Co.
Ltd.
97,586
0.0
39,912
SK Hynix, Inc.
3,379,137
0 .7
1,844
(1)(2)
SK IE Technology Co.
Ltd.
100,746
0.0
4,529
(1)
SK Innovation Co. Ltd.
496,924
0 .1
7,341
(1)
SK Square Co. Ltd.
230,481
0 .1
2,707
SK, Inc.
292,699
0 .1
1,386
SKC Co. Ltd.
77,814
0.0
3,314
S-Oil Corp.
193,823
0.0
45,506  Woori Financial
Group, Inc.
412,516
0 .1
4,009
Yuhan Corp.
225,042
0 .1
55,287,196
11 .4
Taiwan : 14 .4%
37,000  Accton Technology
Corp.
567,661
0 .1
215,000
Acer, Inc.
242,258
0 .1
34,595
Advantech Co. Ltd.
370,430
0 .1
227,000  ASE Technology
Holding Co. Ltd.
774,856
0 .2
171,000
Asia Cement Corp.
210,649
0.0
52,000  Asustek Computer,
Inc.
591,711
0 .1
475,000
AUO Corp.
241,400
0 .1
46,000  Catcher Technology
Co. Ltd.
260,333
0 .1
686,000  Cathay Financial
Holding Co. Ltd.
947,221
0 .2
112,200  Chailease Holding Co.
Ltd.
630,030
0 .1
378,225  Chang Hwa
Commercial Bank Ltd.
202,247
0.0
138,000  Cheng Shin Rubber
Industry Co. Ltd.
181,798
0.0
219,000
China Airlines Ltd.
144,069
0.0
1,133,000
(1)
China Development
Financial Holding
Corp.
414,190
0 .1
881,000
China Steel Corp.
689,416
0 .1
281,000  Chunghwa Telecom
Co. Ltd.
1,010,020
0 .2
309,000  Compal Electronics,
Inc.
294,450
0 .1
1,302,000  CTBC Financial
Holding Co. Ltd.
989,226
0 .2
143,000
Delta Electronics, Inc.
1,440,285
0 .3
63,000
E Ink Holdings, Inc.
351,287
0 .1
1,029,664  E.Sun Financial
Holding Co. Ltd.
774,049
0 .2
13,000
Eclat Textile Co. Ltd.
196,161
0.0
5,000  eMemory Technology,
Inc.
313,919
0 .1
186,000
Eva Airways Corp.
171,594
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan: (continued)
72,000  Evergreen Marine
Corp. Taiwan Ltd.
$ 258,934
0 .1
216,000  Far Eastern New
Century Corp.
192,641
0.0
115,000  Far EasTone
Telecommunications
Co. Ltd.
259,025
0 .1
34,720  Feng TAY Enterprise
Co. Ltd.
197,059
0.0
808,550  First Financial Holding
Co. Ltd.
665,360
0 .1
258,000  Formosa Chemicals &
Fibre Corp.
491,628
0 .1
78,000  Formosa
Petrochemical Corp.
194,742
0.0
289,000  Formosa Plastics
Corp.
714,429
0 .2
575,400  Fubon Financial
Holding Co. Ltd.
1,083,322
0 .2
22,000  Giant Manufacturing
Co. Ltd.
121,478
0.0
41,000  Gigabyte Technology
Co. Ltd.
360,382
0 .1
6,000
Global Unichip Corp.
255,492
0 .1
16,000
Globalwafers Co. Ltd.
225,581
0 .1
910,000  Hon Hai Precision
Industry Co. Ltd.
2,933,145
0 .6
22,420
Hotai Motor Co. Ltd.
455,639
0 .1
652,000  Hua Nan Financial
Holdings Co. Ltd.
414,310
0 .1
630,800
Innolux Corp.
257,281
0 .1
200,000
Inventec Corp.
304,915
0 .1
7,000  Largan Precision Co.
Ltd.
463,740
0 .1
148,000  Lite-On Technology
Corp.
558,761
0 .1
111,000
MediaTek, Inc.
2,537,778
0 .5
828,576  Mega Financial
Holding Co. Ltd.
968,586
0 .2
54,000  Micro-Star
International Co. Ltd.
274,715
0 .1
6,500
momo.com, Inc.
101,541
0.0
357,000
Nan Ya Plastics Corp.
736,500
0 .2
16,000  Nan Ya Printed Circuit
Board Corp.
132,604
0.0
97,000  Nanya Technology
Corp.
197,679
0.0
12,000  Nien Made Enterprise
Co. Ltd.
115,206
0.0
43,000  Novatek
Microelectronics Corp.
564,659
0 .1
146,000
Pegatron Corp.
346,614
0 .1
17,000
(1)
PharmaEssentia Corp.
177,089
0.0
149,000
Pou Chen Corp.
132,393
0.0
208,000  Powerchip
Semiconductor
Manufacturing Corp.
171,504
0.0
41,000  President Chain Store
Corp.
333,303
0 .1
198,000
Quanta Computer, Inc.
1,481,854
0 .3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan: (continued)
37,000  Realtek
Semiconductor Corp.
$ 454,301
0 .1
114,300  Ruentex Development
Co. Ltd.
124,739
0.0
281,000  Shanghai Commercial
& Savings Bank Ltd.
376,750
0 .1
967,000
(1)
Shin Kong Financial
Holding Co. Ltd.
277,994
0 .1
784,380  SinoPac Financial
Holdings Co. Ltd.
423,094
0 .1
91,000  Synnex Technology
International Corp.
180,735
0.0
828,390  Taishin Financial
Holding Co. Ltd.
459,698
0 .1
435,200
Taiwan Business Bank
178,112
0.0
476,000
Taiwan Cement Corp.
490,534
0 .1
762,300  Taiwan Cooperative
Financial Holding Co.
Ltd.
604,869
0 .1
135,000  Taiwan High Speed
Rail Corp.
125,319
0.0
125,000
Taiwan Mobile Co. Ltd.
366,449
0 .1
1,808,000  Taiwan Semiconductor
Manufacturing Co. Ltd.
29,481,690
6 .1
100,000  Unimicron Technology
Corp.
539,526
0 .1
361,000  Uni-President
Enterprises Corp.
784,619
0 .2
829,000  United
Microelectronics Corp.
1,164,054
0 .2
62,000  Vanguard International
Semiconductor Corp.
131,020
0.0
5,000  Voltronic Power
Technology Corp.
246,235
0 .1
204,000
Walsin Lihwa Corp.
232,948
0 .1
47,000
Wan Hai Lines Ltd.
70,417
0.0
212,000  Winbond Electronics
Corp.
166,637
0.0
192,000
Wistron Corp.
608,037
0 .1
6,000
Wiwynn Corp.
279,784
0 .1
119,000
WPG Holdings Ltd.
223,511
0.0
24,000
Yageo Corp.
390,812
0 .1
119,000  Yang Ming Marine
Transport Corp.
167,675
0.0
747,040  Yuanta Financial
Holding Co. Ltd.
580,311
0 .1
47,000  Zhen Ding Technology
Holding Ltd.
143,491
0.0
69,962,510
14 .4
Thailand : 1 .8%
87,800  Advanced Info Service
PCL
548,308
0 .1
318,300
(1)
Airports of Thailand
PCL
608,976
0 .1
591,600  Asset World Corp.
PCL
63,139
0.0
61,500
B Grimm Power PCL
48,462
0.0

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand: (continued)
810,900  Bangkok Dusit Medical
Services PCL -
Foreign - Class F
$ 593,903
0 .1
564,400  Bangkok Expressway
& Metro PCL
128,345
0.0
576,700
Banpu PCL
126,413
0.0
73,100
Berli Jucker PCL
61,569
0.0
598,400  BTS Group Holdings
PCL
122,966
0.0
43,300  Bumrungrad Hospital
PCL - Foreign
317,923
0 .1
143,800
Central Pattana PCL
248,960
0 .1
127,700  Central Retail Corp.
PCL
135,492
0.0
282,600  Charoen Pokphand
Foods PCL
160,487
0 .1
440,800
CP ALL PCL - Foreign
731,016
0 .2
140,600
CP Axtra PCL
124,228
0.0
230,656  Delta Electronics
Thailand PCL
521,426
0 .1
17,400  Electricity Generating
PCL
57,751
0.0
117,500
Energy Absolute PCL
164,062
0 .1
45,600  Global Power Synergy
PCL - Class F
55,857
0.0
212,600  Gulf Energy
Development PCL
265,046
0 .1
417,600  Home Product Center
PCL
143,015
0.0
129,100  Indorama Ventures
PCL
91,916
0.0
81,700  Intouch Holdings PCL
- Class F
165,050
0 .1
44,700
Kasikornbank PCL
154,287
0.0
257,200
Krung Thai Bank PCL
133,883
0.0
66,000
Krungthai Card PCL
79,605
0.0
610,400  Land & Houses PCL -
Foreign
130,522
0.0
235,700  Minor International
PCL
201,635
0 .1
52,300  Muangthai Capital
PCL
51,431
0.0
94,800
Osotspa PCL
64,948
0.0
101,700  PTT Exploration &
Production PCL -
Foreign Shares
474,547
0 .1
160,200  PTT Global Chemical
PCL
151,077
0.0
220,300  PTT Oil & Retail
Business PCL
112,915
0.0
747,800
PTT PCL - Foreign
685,847
0 .2
73,900
Ratch Group PCL
63,841
0.0
62,500
SCB X PCL
175,572
0 .1
92,600
SCG Packaging PCL
96,853
0.0
57,500  Siam Cement PCL -
Foreign
474,080
0 .1
91,200
Thai Oil PCL - Foreign
125,674
0.0
1,298,000
TM
BThanachart Bank
PCL
61,181
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Thailand: (continued)
759,600
True Corp. PCL
$ 147,515
0.0
8,869,723
1 .8
Turkey : 0 .7%
229,119
Akbank TAS
279,091
0 .1
100,867  Aselsan Elektronik
Sanayi Ve Ticaret AS
149,917
0.0
33,053  BIM Birlesik
Magazalar AS
330,663
0 .1
99,506
(1)
Eregli Demir ve Celik
Fabrikalari TAS
161,171
0.0
5,386  Ford Otomotiv Sanayi
AS
165,989
0.0
71,129  Haci Omer Sabanci
Holding AS
154,720
0.0
85,068
(1)
Hektas Ticaret TAS
83,302
0.0
56,724
KOC Holding AS
303,216
0 .1
66,424  Koza Altin Isletmeleri
AS
69,584
0.0
3,612
(1)
Pegasus Hava
Tasimaciligi AS
108,358
0.0
75,912
(1)
Sasa Polyester Sanayi
AS
136,162
0.0
9,179  Tofas Turk Otomobil
Fabrikasi AS
98,797
0.0
42,019
(1)
Turk Hava Yollari AO
370,877
0 .1
88,839
(1)
Turkcell Iletisim
Hizmetleri AS
172,373
0.0
250,905  Turkiye Is Bankasi AS
- Class C, - Class C
234,978
0 .1
70,077  Turkiye Petrol
Rafinerileri AS
405,984
0 .1
104,588  Turkiye Sise ve Cam
Fabrikalari AS
208,041
0 .1
244,828  Yapi ve Kredi Bankasi
AS
164,357
0.0
3,597,580
0 .7
United Arab Emirates : 1 .4%
216,761  Abu Dhabi
Commercial Bank
PJSC
510,470
0 .1
106,891  Abu Dhabi Islamic
Bank PJSC
327,682
0 .1
222,162  Abu Dhabi National
Oil Co. for Distribution
PJSC
226,816
0.0
282,180
Aldar Properties PJSC
442,600
0 .1
182,798  Americana
Restaurants
International PLC
204,046
0.0
211,997  Dubai Islamic Bank
PJSC
337,683
0 .1
497,045  Emaar Properties
PJSC
1,087,751
0 .2
141,072  Emirates NBD Bank
PJSC
683,653
0 .1
256,442  Emirates
Telecommunications
Group Co. PJSC
1,427,063
0 .3

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Arab Emirates: (continued)
326,285  First Abu Dhabi Bank
PJSC
$ 1,208,238
0 .3
283,645
(1)
Multiply Group PJSC
308,967
0 .1
6,764,969
1 .4
United Kingdom : 0 .1%
31,002  Anglogold Ashanti
PLC
498,097
0 .1
12,376
(1)
Pepco Group NV
57,172
0.0
555,269
0 .1
United States : 0 .1%
56,593
JBS S/A
203,222
0.0
4,255
(1)
Legend Biotech Corp.,
ADR
285,808
0 .1
6,000  Parade Technologies
Ltd.
183,648
0.0
672,678
0 .1
Total Common Stock
(Cost $483,147,880)
466,425,168
96 .0
PREFERRED STOCK : 2 .2%
Brazil : 1 .4%
391,521  Banco Bradesco SA -
Preference Shares
1,109,941
0 .2
20,349  Centrais Eletricas
Brasileiras SA
163,390
0.0
102,095  Cia Energetica de
Minas Gerais
251,452
0 .1
85,487
Gerdau SA
409,021
0 .1
355,483  Itau Unibanco Holding
SA
1,921,491
0 .4
382,747
Itausa SA
688,351
0 .1
348,799
Petroleo Brasileiro SA
2,392,613
0 .5
6,936,259
1 .4
Chile : 0 .1%
10,645  Sociedad Quimica y
Minera de Chile SA
633,106
0 .1
Colombia : 0 .1%
33,181
Bancolombia SA
220,797
0 .1
South Korea : 0 .6%
1,788
Hyundai Motor Co.
138,998
0.0
2,373  Hyundai Motor Co. -
Second Preference
Shares
186,019
0 .1
519
LG Chem Ltd.
119,407
0.0
60,321  Samsung Electronics
Co. Ltd.
2,430,120
0 .5
2,874,544
0 .6
Total Preferred Stock
(Cost $10,190,474)
10,664,706
2 .2
Shares RA Value
Percentage
of Net
Assets
RIGHT : 0.0%
Brazil : 0.0%
492
(1)
Localiza Rent a Car
SA
$ 1,566
0.0
Chile : 0.0%
714
(1)
Banco de Credito e
Inversiones SA
598
0.0
South Korea : 0.0%
90
(1)
CosmoAM&T Co. Ltd.
1,944
0.0
1,316
(1)
Hanwha Ocean Co.
Ltd.
9,000
0.0
10,944
0.0
Total Right
(Cost $–)
13,108
0.0
Total Long-Term
Investments
(Cost $493,338,354)
477,102,982
98 .2
Principal
Amount †
SHORT-TERM INVESTMENTS : 1 .8%
Repurchase Agreements : 0 .4%
854,723
(4)
Bank of America
Securities Inc.,
Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $855,095,
collateralized
by various U.S.
Government
Securities, 1.375%-
4.000%, Market
Value plus accrued
interest $871,818, due
11/15/40-02/15/53)
854,723
0 .2
1,000,000
(4)
HSBC Securities USA
Inc., Repurchase
Agreement dated
09/29/2023, 5.290%,
due 10/02/2023
(Repurchase
Amount $1,000,435,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.375%, Market Value
plus accrued interest
$1,020,000, due
02/29/24-02/15/53)
1,000,000
0 .2
Total Repurchase
Agreements
(Cost $1,854,723)
1,854,723
0 .4

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1 .4%
6,878,000
(5)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.270%
(Cost $6,878,000) $ 6,878,000 1 .4
Total Short-Term
Investments
(Cost $8,732,723)
$ 8,732,723
1 .8
Total Investments in
Securities
(Cost $502,071,077) $ 485,835,705 100 .0
Assets in Excess of
Other Liabilities 120,242 0.0
Net Assets $ 485,955,947 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of September 30, 2023.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 21 .8%
Information Technology 19 .9
Consumer Discretionary 13 .5
Communication Services 9 .4
Materials 7 .9
Industrials 6 .5
Consumer Staples 6 .0
Energy 5 .2
Health Care 3 .7
Utilities 2 .6
Real Estate 1 .7
Short-Term Investments 1 .8
Liabilities in Excess of Other Assets —
Net Assets 100 .0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Common Stock
Brazil $ 18,569,540 $ — $ — $ 18,569,540
Chile 1,817,705 — — 1,817,705
China 12,321,830 129,565,728 — 141,887,558
Colombia 260,160 — — 260,160
Czechia 594,472 157,702 — 752,174
Egypt — 485,851 — 485,851
Greece 349,298 1,755,159 — 2,104,457
Hong Kong — 738,753 — 738,753
Hungary 248,487 879,822 — 1,128,309
India 1,497,853 73,667,801 — 75,165,654
Indonesia 228,641 9,171,214 — 9,399,855
Kuwait 1,629,235 2,289,859 — 3,919,094
Luxembourg 215,970 — — 215,970
Malaysia 1,195,910 5,467,935 — 6,663,845
Mexico 11,925,037 — — 11,925,037
Peru 1,250,148 — — 1,250,148
Philippines 231,350 2,741,724 — 2,973,074
Poland — 3,582,450 — 3,582,450
Qatar 1,168,553 3,168,581 — 4,337,134
Romania 187,574 — — 187,574
Saudi Arabia 1,898,676 17,915,006 — 19,813,682
Singapore — 107,991 — 107,991
South Africa 5,898,116 7,531,112 — 13,429,228
South Korea — 55,287,196 — 55,287,196
Taiwan — 69,962,510 — 69,962,510
Thailand — 8,869,723 — 8,869,723
Turkey 302,151 3,295,429 — 3,597,580
United Arab Emirates 2,696,077 4,068,892 — 6,764,969
United Kingdom — 555,269 — 555,269
United States 489,030 183,648 — 672,678
Total Common Stock 64,975,813 401,449,355 — 466,425,168
Preferred Stock 7,790,162 2,874,544 — 10,664,706
Right 2,164 10,944 — 13,108
Short-Term Investments 6,878,000 1,854,723 — 8,732,723
Total Investments, at fair value $ 79,646,139 $ 406,189,566 $ — $ 485,835,705
Liabilities Table
Other Financial Instruments+
Futures $ (273,709) $ — $ — $ (273,709)
Total Liabilities $ (273,709) $ — $ — $ (273,709)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.

PORTFOLIO OF INVESTMENTS
as ofSeptember 30, 2023 (Unaudited) (continued)

Voya VACS Index Series EM Portfolio
At September 30, 2023, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
MSCI Emerging Markets Index 181 12/15/23 $ 8,647,275 $ (273,709)
$ 8,647,275 $ (273,709)
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 21,906,803
Gross Unrealized Depreciation (38,142,175)
Net Unrealized Depreciation $ (16,235,372)